SEC. File Nos.033-12967
811-05085

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 29

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 31

CAPITAL  INCOME  BUILDER,  INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti, Secretary
Capital Income Builder, Inc.
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2889
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2009, pursuant to paragraph (b) of rule 485.

....


[logo - American Funds /(R)/]                   The right choice for the long term/(R)/

Capital Income
Builder/(R)/

RETIREMENT PLAN
PROSPECTUS

May 1, 2009

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
21    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years.  Secondarily, the fund strives to make your investment grow over time. The fund invests primarily in a broad range of income-producing securities, including stocks with a history of, or potential for, increasing dividends. The fund may also invest significantly in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                            Capital Income Builder / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999        -2.78
2000        12.52
2001         4.75
2002         0.66
2003        21.57
2004        17.40
2005         4.94
2006        22.04
2007        10.67
2008       -30.06
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.48%  (quarter ended June 30, 2003)
LOWEST            -14.29%  (quarter ended December 31, 2008)

                                       2

Capital Income Builder / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 7/30/87   -34.08%   1.87%    4.40%        9.14%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  -30.63%   2.21%       3.66%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  -30.69    2.20        3.42
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   -30.33    2.66        4.00
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  -30.11    2.98        4.29
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -29.90    3.29        4.60

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
 INDEXES
 S&P 500/3/                -36.99%      -2.19%      -1.38%          7.42%
 Lipper Income Funds       -21.27        0.25        1.95           7.60
Average/4/
-------------------------------------------------------------------------------
Class A annualized 30-day yield at October 31, 2008: 4.97%/5/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/ or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4   Lipper Income Funds Average is composed of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5   Reflects a fee waiver (4.95% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                            Capital Income Builder / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3/,/4/
--------------------------------------------------------------------------------
 Management fees/1/      0.25%   0.25%  0.25%  0.25%  0.25%  0.25%     0.25%
--------------------------------------------------------------------------------
 Distribution and/or     0.23    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
--------------------------------------------------------------------------------
 Other expenses/1/       0.10    0.13   0.45   0.21   0.15   0.11      0.07
--------------------------------------------------------------------------------
 Total annual fund       0.58    1.38   1.45   0.96   0.65   0.36      0.32
 operating expenses/1/
--------------------------------------------------------------------------------

1   The fund's investment adviser waived a portion of its management fees from
    September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class's average net assets annually.
3   Class R-5 and R-6 shares are generally available only to fee-based programs and/or through retirement plan intermediaries.
4   Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

                                       4

Capital Income Builder / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------
 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6               none                               none
-------------------------------------------------------------------------------

1   Payment amount depends on the date upon which services commenced.
2   Payment with respect to Recordkeeper Direct/(R)/ program.
3   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $631    $750     $880      $1,259
--------------------------------------------------------------------
 Class R-1                        140     437      755       1,657
--------------------------------------------------------------------
 Class R-2                        148     459      792       1,735
--------------------------------------------------------------------
 Class R-3                         98     306      531       1,178
--------------------------------------------------------------------
 Class R-4                         66     208      362         810
--------------------------------------------------------------------
 Class R-5                         37     116      202         456
--------------------------------------------------------------------
 Class R-6                         33     103      180         406
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                            Capital Income Builder / Prospectus

Investment objectives, strategies and risks

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
The fund's secondary objective is to provide you with growth of capital. The fund invests primarily in a broad range of income-producing securities, including stocks and bonds. The fund may also invest significantly in securities of issuers domiciled outside the United States.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in equity securities). The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       6

Capital Income Builder / Prospectus


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
 CLASS A -- FIRST SOLD 7/30/87   -30.06%   3.08%    5.02%        9.44%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  -30.63%   2.21%       3.66%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  -30.69    2.20        3.42
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   -30.33    2.66        4.00
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  -30.11    2.98        4.29
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -29.90    3.29        4.60

                         1 YEAR       5 YEARS       10 YEARS        LIFETIME/2/
 INDEXES
 S&P 500/3/               -36.99%        -2.19%        -1.38%            7.42%
 Lipper Income Funds      -21.27          0.25          1.95             7.60
 Average/4/
-------------------------------------------------------------------------------------
Class A distribution rate at December 31, 2008: 6.16%/5/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/ or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4   Lipper Income Funds Average is composed of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5   The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       7

                                            Capital Income Builder / Prospectus

INDUSTRY SECTOR DIVERSIFICATION AS OF OCTOBER 31, 2008 (PERCENT OF NET ASSETS)

[begin pie chart]

Utilities                                               9.40%
Telecommunication services                              8.79%
Financials                                              8.71%
Energy                                                  7.20%
Consumer staples                                        6.84%
Convertible securities & preferred stocks               1.01%
Bonds & notes                                          26.59%
Other industries                                       23.37%
Short-term securities & other assets less liabilities   8.09%
[end pie chart]

 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2008
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 Verizon Communications                               2.4%
--------------------------------------------------------------------
 E.ON                                                 1.7
--------------------------------------------------------------------
 AT&T                                                 1.4
--------------------------------------------------------------------
 Chevron                                              1.3
--------------------------------------------------------------------
 HSBC Holdings                                        1.2
--------------------------------------------------------------------
 France Telecom                                       1.2
--------------------------------------------------------------------
 Sasol                                                1.1
--------------------------------------------------------------------
 Eni                                                  1.1
--------------------------------------------------------------------
 Exelon                                               1.1
--------------------------------------------------------------------
 Philip Morris International                          1.1
--------------------------------------------------------------------

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       8

Capital Income Builder / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended October 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       9

                                            Capital Income Builder / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       10

Capital Income Builder / Prospectus


The primary individual portfolio counselors for Capital Income Builder are:

                                                 PRIMARY TITLE WITH      PORTFOLIO
                              PORTFOLIO          INVESTMENT ADVISER      COUNSELOR
 PORTFOLIO COUNSELOR/         COUNSELOR          (OR AFFILIATE)          ROLE IN
 FUND TITLE                   EXPERIENCE         AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)             IN THIS FUND        EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------------
 JAMES B. LOVELACE             17 years          Senior Vice President   Serves as an
 Vice Chairman of the      (plus 3 years of      - Capital Research      income-producing
 Board                     prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 27
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 JOYCE E. GORDON               10 years          Senior Vice President   Serves as an
 President                (plus 11 years of      - Capital Research      income-producing
                           prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 29
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 MARK R. MACDONALD             9 years           Senior Vice President   Serves as a fixed-
 Executive Vice                                  - Fixed Income,         income portfolio
 President                                       Capital Research and    counselor
                                                 Management Company

                                                 Investment
                                                 professional for 24
                                                 years in total;
                                                 15 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 MICHAEL COHEN                 5 years           Senior Vice President   Serves as an
 Vice President            (plus 3 years of      - Capital Research      income-producing
                           prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 18
                                                 years in total;
                                                 9 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------

                                       11

                                            Capital Income Builder / Prospectus

                                                 PRIMARY TITLE WITH      PORTFOLIO
                              PORTFOLIO          INVESTMENT ADVISER      COUNSELOR
 PORTFOLIO COUNSELOR/         COUNSELOR          (OR AFFILIATE)          ROLE IN
 FUND TITLE                   EXPERIENCE         AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)             IN THIS FUND        EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------------
 DAVID A. HOAG                 5 years           Senior Vice President   Serves as a fixed-
 Vice President                                  - Fixed Income,         income portfolio
                                                 Capital Research and    counselor
                                                 Management Company

                                                 Investment
                                                 professional for 21
                                                 years in total;
                                                 18 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 DAVID M. RILEY                5 years           Senior Vice President   Serves as an
 Vice President            (plus 8 years of      - Capital Research      income-producing
                           prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 15
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR             4 years           Senior Vice President   Serves as an
                                                 - Capital Research      income-producing
                                                 Global Investors        equity portfolio
                                                                         counselor
                                                 Investment
                                                 professional for 26
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       12

Capital Income Builder / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       13

                                            Capital Income Builder / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       14

Capital Income Builder / Prospectus


American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan

                                       15

                                            Capital Income Builder / Prospectus

contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs" in this prospectus.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       16

Capital Income Builder / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       17

                                            Capital Income Builder / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A, B or C shares on or after January 1,
 2009, unless such plan was invested in Class A, B or C shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       18

Capital Income Builder / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       19

                                            Capital Income Builder / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       20

Capital Income Builder / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                            Capital Income Builder / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       22

Capital Income Builder / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in March,
June, September and December. Capital gains, if any, are usually distributed in
December. When a dividend or a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                            Capital Income Builder / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                    (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS

                                                   Net (losses)
                                                     gains on
                                                    securities
                        Net asset                      (both                      Dividends                       Total
                         value,         Net          realized       Total from    (from net   Distributions     dividends
                        beginning   investment          and         investment    investment      (from            and
                         of year     income/2/      unrealized)     operations     income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2008    $68.58        $2.31         $(23.58)        $(21.27)      $(2.65)       $(2.40)         $(5.05)
Year ended 10/31/2007     59.91         2.52            9.62           12.14        (2.30)        (1.17)          (3.47)
Year ended 10/31/2006     52.58         2.13            8.06           10.19        (2.17)         (.69)          (2.86)
Year ended 10/31/2005     50.75         2.01            2.56            4.57        (1.84)         (.90)          (2.74)
Year ended 10/31/2004     45.29         1.76            5.68            7.44        (1.81)         (.17)          (1.98)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2008     68.58         1.85          (23.58)         (21.73)       (2.19)        (2.40)          (4.59)
Year ended 10/31/2007     59.91         1.98            9.62           11.60        (1.76)        (1.17)          (2.93)
Year ended 10/31/2006     52.58         1.65            8.06            9.71        (1.69)         (.69)          (2.38)
Year ended 10/31/2005     50.75         1.54            2.56            4.10        (1.37)         (.90)          (2.27)
Year ended 10/31/2004     45.29         1.32            5.68            7.00        (1.37)         (.17)          (1.54)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 10/31/2008    68.58         1.81          (23.58)         (21.77)       (2.15)        (2.40)          (4.55)
 Year ended 10/31/2007    59.91         1.98            9.62           11.60        (1.76)        (1.17)          (2.93)
 Year ended 10/31/2006    52.58         1.65            8.06            9.71        (1.69)         (.69)          (2.38)
 Year ended 10/31/2005    50.75         1.55            2.56            4.11        (1.38)         (.90)          (2.28)
 Year ended 10/31/2004    45.29         1.34            5.68            7.02        (1.39)         (.17)          (1.56)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 10/31/2008   $68.58        $2.09         $(23.58)        $(21.49)      $(2.43)       $(2.40)         $(4.83)
 Year ended 10/31/2007    59.91         2.27            9.62           11.89        (2.05)        (1.17)          (3.22)
 Year ended 10/31/2006    52.58         1.91            8.06            9.97        (1.95)         (.69)          (2.64)
 Year ended 10/31/2005    50.75         1.80            2.56            4.36        (1.63)         (.90)          (2.53)
 Year ended 10/31/2004    45.29         1.53            5.68            7.21        (1.58)         (.17)          (1.75)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 10/31/2008    68.58         2.27          (23.58)         (21.31)       (2.61)        (2.40)          (5.01)
 Year ended 10/31/2007    59.91         2.46            9.62           12.08        (2.24)        (1.17)          (3.41)
 Year ended 10/31/2006    52.58         2.07            8.06           10.13        (2.11)         (.69)          (2.80)
 Year ended 10/31/2005    50.75         1.95            2.56            4.51        (1.78)         (.90)          (2.68)
 Year ended 10/31/2004    45.29         1.70            5.68            7.38        (1.75)         (.17)          (1.92)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2008    68.58         2.44          (23.58)         (21.14)       (2.78)        (2.40)          (5.18)
 Year ended 10/31/2007    59.91         2.65            9.62           12.27        (2.43)        (1.17)          (3.60)
 Year ended 10/31/2006    52.58         2.24            8.06           10.30        (2.28)         (.69)          (2.97)
 Year ended 10/31/2005    50.75         2.11            2.56            4.67        (1.94)         (.90)          (2.84)
 Year ended 10/31/2004    45.29         1.85            5.68            7.53        (1.90)         (.17)          (2.07)

                                       24

Capital Income Builder / Prospectus


                                                                    Ratio of     Ratio of
                                                                    expenses     expenses        Ratio
                                                                   to average   to average      of net
                                                                   net assets   net assets      income
                                                                     before        after          to
                         Net asset                   Net assets,      reim-        reim-        average
                          value,         Total       end of year   bursements/  bursements/       net
                        end of year  return/3/,/4/  (in millions)    waivers    waivers/4/    assets/2/,/4/
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2008     $42.26       (32.88)%        $55,418         .58%         .55%         4.03%
Year ended 10/31/2007      68.58        20.93           83,524         .58          .55          3.97
Year ended 10/31/2006      59.91        20.00           58,439         .58          .55          3.82
Year ended 10/31/2005      52.58         9.11           42,303         .59          .57          3.79
Year ended 10/31/2004      50.75        16.73           28,458         .60          .59          3.65
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2008      42.26       (33.43)             104        1.38         1.36          3.26
Year ended 10/31/2007      68.58        19.94              133        1.42         1.40          3.17
Year ended 10/31/2006      59.91        18.98               69        1.44         1.41          2.96
Year ended 10/31/2005      52.58         8.15               34        1.50         1.46          2.91
Year ended 10/31/2004      50.75        15.69               11        1.53         1.50          2.74
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 10/31/2008     42.26       (33.48)             501        1.45         1.43          3.18
 Year ended 10/31/2007     68.58        19.93              647        1.45         1.41          3.14
 Year ended 10/31/2006     59.91        18.98              395        1.55         1.42          2.97
 Year ended 10/31/2005     52.58         8.18              241        1.61         1.44          2.95
 Year ended 10/31/2004     50.75        15.73              129        1.75         1.47          2.78
----------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 10/31/2008    $42.26       (33.14)%        $   664         .96%         .94%         3.67%
 Year ended 10/31/2007     68.58        20.47              817         .97          .94          3.61
 Year ended 10/31/2006     59.91        19.51              454         .98          .96          3.42
 Year ended 10/31/2005     52.58         8.68              268        1.00          .98          3.41
 Year ended 10/31/2004     50.75        16.17              120        1.09         1.08          3.15
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 10/31/2008     42.26       (32.93)             240         .65          .63          3.99
 Year ended 10/31/2007     68.58        20.83              270         .67          .64          3.95
 Year ended 10/31/2006     59.91        19.88              119         .68          .66          3.68
 Year ended 10/31/2005     52.58         9.01               70         .70          .68          3.71
 Year ended 10/31/2004     50.75        16.57               15         .74          .73          3.49
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2008     42.26       (32.73)             717         .36          .34          4.28
 Year ended 10/31/2007     68.58        21.17              879         .37          .35          4.22
 Year ended 10/31/2006     59.91        20.23              467         .38          .36          4.03
 Year ended 10/31/2005     52.58         9.33              292         .39          .37          4.00
 Year ended 10/31/2004     50.75        16.95              194         .41          .40          3.85

                                          YEAR ENDED OCTOBER 31
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         24%         26%         20%          24%
OF SHARES

1   Based on average shares outstanding.
2   For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.
3   Total returns exclude any applicable sales charges.
4   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
    Research and Management Company reduced fees for investment advisory services.
    In addition, during some of the years shown, Capital Research and Management
    Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       25

                                            Capital Income Builder / Prospectus


NOTES

                                       26

Capital Income Builder / Prospectus


NOTES

                                       27

                                            Capital Income Builder / Prospectus

[logo - American Funds /(R)/]                    The right choice for the long term/(R)/

  FOR SHAREHOLDER SERVICES                    American Funds Service Company
                                              800/421-0180

  FOR RETIREMENT PLAN SERVICES                Call your employer or plan administrator

  FOR ADVISER MARKETING                       American Funds Distributors
                                              800/421-9900

                                              americanfunds.com
  FOR 24-HOUR INFORMATION                     For Class R share information, visit
                                              AmericanFundsRetirement.com

  Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
  By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                     Investment Company File No. 811-05085
                                                                                RPGEPR-912-0509P Litho in USA CGD/RRD/8030
---------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[logo - American Funds /(R)/]                   The right choice for the long term/(R)/

Capital Income
Builder/(R)/

RETIREMENT PLAN
PROSPECTUS

May 1, 2009

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
21    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years.  Secondarily, the fund strives to make your investment grow over time. The fund invests primarily in a broad range of income-producing securities, including stocks with a history of, or potential for, increasing dividends. The fund may also invest significantly in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                            Capital Income Builder / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999        -2.78
2000        12.52
2001         4.75
2002         0.66
2003        21.57
2004        17.40
2005         4.94
2006        22.04
2007        10.67
2008       -30.06
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.48%  (quarter ended June 30, 2003)
LOWEST            -14.29%  (quarter ended December 31, 2008)

                                       2

Capital Income Builder / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 7/30/87   -34.08%   1.87%    4.40%        9.14%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  -30.63%   2.21%       3.66%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  -30.69    2.20        3.42
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   -30.33    2.66        4.00
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  -30.11    2.98        4.29
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -29.90    3.29        4.60

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
 INDEXES
 S&P 500/3/                -36.99%      -2.19%      -1.38%          7.42%
 Lipper Income Funds       -21.27        0.25        1.95           7.60
Average/4/
-------------------------------------------------------------------------------
Class A annualized 30-day yield at October 31, 2008: 4.97%/5/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/ or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4   Lipper Income Funds Average is composed of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5   Reflects a fee waiver (4.95% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                            Capital Income Builder / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3/,/4/
--------------------------------------------------------------------------------
 Management fees/1/      0.25%   0.25%  0.25%  0.25%  0.25%  0.25%     0.25%
--------------------------------------------------------------------------------
 Distribution and/or     0.23    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
--------------------------------------------------------------------------------
 Other expenses/1/       0.10    0.13   0.45   0.21   0.15   0.11      0.07
--------------------------------------------------------------------------------
 Total annual fund       0.58    1.38   1.45   0.96   0.65   0.36      0.32
 operating expenses/1/
--------------------------------------------------------------------------------

1   The fund's investment adviser waived a portion of its management fees from
    September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class's average net assets annually.
3   Class R-5 and R-6 shares are generally available only to fee-based programs and/or through retirement plan intermediaries.
4   Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

                                       4

Capital Income Builder / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------
 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6               none                               none
-------------------------------------------------------------------------------

1   Payment amount depends on the date upon which services commenced.
2   Payment with respect to Recordkeeper Direct/(R)/ program.
3   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $631    $750     $880      $1,259
--------------------------------------------------------------------
 Class R-1                        140     437      755       1,657
--------------------------------------------------------------------
 Class R-2                        148     459      792       1,735
--------------------------------------------------------------------
 Class R-3                         98     306      531       1,178
--------------------------------------------------------------------
 Class R-4                         66     208      362         810
--------------------------------------------------------------------
 Class R-5                         37     116      202         456
--------------------------------------------------------------------
 Class R-6                         33     103      180         406
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                            Capital Income Builder / Prospectus

Investment objectives, strategies and risks

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
The fund's secondary objective is to provide you with growth of capital. The fund invests primarily in a broad range of income-producing securities, including stocks and bonds. The fund may also invest significantly in securities of issuers domiciled outside the United States.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in equity securities). The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       6

Capital Income Builder / Prospectus


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
 CLASS A -- FIRST SOLD 7/30/87   -30.06%   3.08%    5.02%        9.44%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  -30.63%   2.21%       3.66%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  -30.69    2.20        3.42
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   -30.33    2.66        4.00
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  -30.11    2.98        4.29
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -29.90    3.29        4.60

                         1 YEAR       5 YEARS       10 YEARS        LIFETIME/2/
 INDEXES
 S&P 500/3/               -36.99%        -2.19%        -1.38%            7.42%
 Lipper Income Funds      -21.27          0.25          1.95             7.60
 Average/4/
-------------------------------------------------------------------------------------
Class A distribution rate at December 31, 2008: 6.16%/5/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/ or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4   Lipper Income Funds Average is composed of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5   The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       7

                                            Capital Income Builder / Prospectus

INDUSTRY SECTOR DIVERSIFICATION AS OF OCTOBER 31, 2008 (PERCENT OF NET ASSETS)

[begin pie chart]

Utilities                                               9.40%
Telecommunication services                              8.79%
Financials                                              8.71%
Energy                                                  7.20%
Consumer staples                                        6.84%
Convertible securities & preferred stocks               1.01%
Bonds & notes                                          26.59%
Other industries                                       23.37%
Short-term securities & other assets less liabilities   8.09%
[end pie chart]

 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2008
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 Verizon Communications                               2.4%
--------------------------------------------------------------------
 E.ON                                                 1.7
--------------------------------------------------------------------
 AT&T                                                 1.4
--------------------------------------------------------------------
 Chevron                                              1.3
--------------------------------------------------------------------
 HSBC Holdings                                        1.2
--------------------------------------------------------------------
 France Telecom                                       1.2
--------------------------------------------------------------------
 Sasol                                                1.1
--------------------------------------------------------------------
 Eni                                                  1.1
--------------------------------------------------------------------
 Exelon                                               1.1
--------------------------------------------------------------------
 Philip Morris International                          1.1
--------------------------------------------------------------------

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       8

Capital Income Builder / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended October 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       9

                                            Capital Income Builder / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       10

Capital Income Builder / Prospectus


The primary individual portfolio counselors for Capital Income Builder are:

                                                 PRIMARY TITLE WITH      PORTFOLIO
                              PORTFOLIO          INVESTMENT ADVISER      COUNSELOR
 PORTFOLIO COUNSELOR/         COUNSELOR          (OR AFFILIATE)          ROLE IN
 FUND TITLE                   EXPERIENCE         AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)             IN THIS FUND        EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------------
 JAMES B. LOVELACE             17 years          Senior Vice President   Serves as an
 Vice Chairman of the      (plus 3 years of      - Capital Research      income-producing
 Board                     prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 27
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 JOYCE E. GORDON               10 years          Senior Vice President   Serves as an
 President                (plus 11 years of      - Capital Research      income-producing
                           prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 29
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 MARK R. MACDONALD             9 years           Senior Vice President   Serves as a fixed-
 Executive Vice                                  - Fixed Income,         income portfolio
 President                                       Capital Research and    counselor
                                                 Management Company

                                                 Investment
                                                 professional for 24
                                                 years in total;
                                                 15 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 MICHAEL COHEN                 5 years           Senior Vice President   Serves as an
 Vice President            (plus 3 years of      - Capital Research      income-producing
                           prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 18
                                                 years in total;
                                                 9 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------

                                       11

                                            Capital Income Builder / Prospectus

                                                 PRIMARY TITLE WITH      PORTFOLIO
                              PORTFOLIO          INVESTMENT ADVISER      COUNSELOR
 PORTFOLIO COUNSELOR/         COUNSELOR          (OR AFFILIATE)          ROLE IN
 FUND TITLE                   EXPERIENCE         AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)             IN THIS FUND        EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------------
 DAVID A. HOAG                 5 years           Senior Vice President   Serves as a fixed-
 Vice President                                  - Fixed Income,         income portfolio
                                                 Capital Research and    counselor
                                                 Management Company

                                                 Investment
                                                 professional for 21
                                                 years in total;
                                                 18 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 DAVID M. RILEY                5 years           Senior Vice President   Serves as an
 Vice President            (plus 8 years of      - Capital Research      income-producing
                           prior experience      Global Investors        equity portfolio
                                as an                                    counselor
                          investment analyst     Investment
                            for the fund)        professional for 15
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR             4 years           Senior Vice President   Serves as an
                                                 - Capital Research      income-producing
                                                 Global Investors        equity portfolio
                                                                         counselor
                                                 Investment
                                                 professional for 26
                                                 years, all with
                                                 Capital Research and
                                                 Management Company or
                                                 affiliate
-----------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       12

Capital Income Builder / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       13

                                            Capital Income Builder / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       14

Capital Income Builder / Prospectus


American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan

                                       15

                                            Capital Income Builder / Prospectus

contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs" in this prospectus.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       16

Capital Income Builder / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       17

                                            Capital Income Builder / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A, B or C shares on or after January 1,
 2009, unless such plan was invested in Class A, B or C shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       18

Capital Income Builder / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       19

                                            Capital Income Builder / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       20

Capital Income Builder / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                            Capital Income Builder / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       22

Capital Income Builder / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in March,
June, September and December. Capital gains, if any, are usually distributed in
December. When a dividend or a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                            Capital Income Builder / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                    (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS

                                                   Net (losses)
                                                     gains on
                                                    securities
                        Net asset                      (both                      Dividends                       Total
                         value,         Net          realized       Total from    (from net   Distributions     dividends
                        beginning   investment          and         investment    investment      (from            and
                         of year     income/2/      unrealized)     operations     income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2008    $68.58        $2.31         $(23.58)        $(21.27)      $(2.65)       $(2.40)         $(5.05)
Year ended 10/31/2007     59.91         2.52            9.62           12.14        (2.30)        (1.17)          (3.47)
Year ended 10/31/2006     52.58         2.13            8.06           10.19        (2.17)         (.69)          (2.86)
Year ended 10/31/2005     50.75         2.01            2.56            4.57        (1.84)         (.90)          (2.74)
Year ended 10/31/2004     45.29         1.76            5.68            7.44        (1.81)         (.17)          (1.98)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2008     68.58         1.85          (23.58)         (21.73)       (2.19)        (2.40)          (4.59)
Year ended 10/31/2007     59.91         1.98            9.62           11.60        (1.76)        (1.17)          (2.93)
Year ended 10/31/2006     52.58         1.65            8.06            9.71        (1.69)         (.69)          (2.38)
Year ended 10/31/2005     50.75         1.54            2.56            4.10        (1.37)         (.90)          (2.27)
Year ended 10/31/2004     45.29         1.32            5.68            7.00        (1.37)         (.17)          (1.54)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 10/31/2008    68.58         1.81          (23.58)         (21.77)       (2.15)        (2.40)          (4.55)
 Year ended 10/31/2007    59.91         1.98            9.62           11.60        (1.76)        (1.17)          (2.93)
 Year ended 10/31/2006    52.58         1.65            8.06            9.71        (1.69)         (.69)          (2.38)
 Year ended 10/31/2005    50.75         1.55            2.56            4.11        (1.38)         (.90)          (2.28)
 Year ended 10/31/2004    45.29         1.34            5.68            7.02        (1.39)         (.17)          (1.56)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 10/31/2008   $68.58        $2.09         $(23.58)        $(21.49)      $(2.43)       $(2.40)         $(4.83)
 Year ended 10/31/2007    59.91         2.27            9.62           11.89        (2.05)        (1.17)          (3.22)
 Year ended 10/31/2006    52.58         1.91            8.06            9.97        (1.95)         (.69)          (2.64)
 Year ended 10/31/2005    50.75         1.80            2.56            4.36        (1.63)         (.90)          (2.53)
 Year ended 10/31/2004    45.29         1.53            5.68            7.21        (1.58)         (.17)          (1.75)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 10/31/2008    68.58         2.27          (23.58)         (21.31)       (2.61)        (2.40)          (5.01)
 Year ended 10/31/2007    59.91         2.46            9.62           12.08        (2.24)        (1.17)          (3.41)
 Year ended 10/31/2006    52.58         2.07            8.06           10.13        (2.11)         (.69)          (2.80)
 Year ended 10/31/2005    50.75         1.95            2.56            4.51        (1.78)         (.90)          (2.68)
 Year ended 10/31/2004    45.29         1.70            5.68            7.38        (1.75)         (.17)          (1.92)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2008    68.58         2.44          (23.58)         (21.14)       (2.78)        (2.40)          (5.18)
 Year ended 10/31/2007    59.91         2.65            9.62           12.27        (2.43)        (1.17)          (3.60)
 Year ended 10/31/2006    52.58         2.24            8.06           10.30        (2.28)         (.69)          (2.97)
 Year ended 10/31/2005    50.75         2.11            2.56            4.67        (1.94)         (.90)          (2.84)
 Year ended 10/31/2004    45.29         1.85            5.68            7.53        (1.90)         (.17)          (2.07)

                                       24

Capital Income Builder / Prospectus


                                                                    Ratio of     Ratio of
                                                                    expenses     expenses        Ratio
                                                                   to average   to average      of net
                                                                   net assets   net assets      income
                                                                     before        after          to
                         Net asset                   Net assets,      reim-        reim-        average
                          value,         Total       end of year   bursements/  bursements/       net
                        end of year  return/3/,/4/  (in millions)    waivers    waivers/4/    assets/2/,/4/
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2008     $42.26       (32.88)%        $55,418         .58%         .55%         4.03%
Year ended 10/31/2007      68.58        20.93           83,524         .58          .55          3.97
Year ended 10/31/2006      59.91        20.00           58,439         .58          .55          3.82
Year ended 10/31/2005      52.58         9.11           42,303         .59          .57          3.79
Year ended 10/31/2004      50.75        16.73           28,458         .60          .59          3.65
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2008      42.26       (33.43)             104        1.38         1.36          3.26
Year ended 10/31/2007      68.58        19.94              133        1.42         1.40          3.17
Year ended 10/31/2006      59.91        18.98               69        1.44         1.41          2.96
Year ended 10/31/2005      52.58         8.15               34        1.50         1.46          2.91
Year ended 10/31/2004      50.75        15.69               11        1.53         1.50          2.74
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 10/31/2008     42.26       (33.48)             501        1.45         1.43          3.18
 Year ended 10/31/2007     68.58        19.93              647        1.45         1.41          3.14
 Year ended 10/31/2006     59.91        18.98              395        1.55         1.42          2.97
 Year ended 10/31/2005     52.58         8.18              241        1.61         1.44          2.95
 Year ended 10/31/2004     50.75        15.73              129        1.75         1.47          2.78
----------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 10/31/2008    $42.26       (33.14)%        $   664         .96%         .94%         3.67%
 Year ended 10/31/2007     68.58        20.47              817         .97          .94          3.61
 Year ended 10/31/2006     59.91        19.51              454         .98          .96          3.42
 Year ended 10/31/2005     52.58         8.68              268        1.00          .98          3.41
 Year ended 10/31/2004     50.75        16.17              120        1.09         1.08          3.15
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 10/31/2008     42.26       (32.93)             240         .65          .63          3.99
 Year ended 10/31/2007     68.58        20.83              270         .67          .64          3.95
 Year ended 10/31/2006     59.91        19.88              119         .68          .66          3.68
 Year ended 10/31/2005     52.58         9.01               70         .70          .68          3.71
 Year ended 10/31/2004     50.75        16.57               15         .74          .73          3.49
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2008     42.26       (32.73)             717         .36          .34          4.28
 Year ended 10/31/2007     68.58        21.17              879         .37          .35          4.22
 Year ended 10/31/2006     59.91        20.23              467         .38          .36          4.03
 Year ended 10/31/2005     52.58         9.33              292         .39          .37          4.00
 Year ended 10/31/2004     50.75        16.95              194         .41          .40          3.85

                                          YEAR ENDED OCTOBER 31
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         24%         26%         20%          24%
OF SHARES

1   Based on average shares outstanding.
2   For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.
3   Total returns exclude any applicable sales charges.
4   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
    Research and Management Company reduced fees for investment advisory services.
    In addition, during some of the years shown, Capital Research and Management
    Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       25

                                            Capital Income Builder / Prospectus


NOTES

                                       26

Capital Income Builder / Prospectus


NOTES

                                       27

                                            Capital Income Builder / Prospectus

[logo - American Funds /(R)/]                    The right choice for the long term/(R)/

  FOR SHAREHOLDER SERVICES                    American Funds Service Company
                                              800/421-0180

  FOR RETIREMENT PLAN SERVICES                Call your employer or plan administrator

  FOR ADVISER MARKETING                       American Funds Distributors
                                              800/421-9900

                                              americanfunds.com
  FOR 24-HOUR INFORMATION                     For Class R share information, visit
                                              AmericanFundsRetirement.com

  Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
  By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                     Investment Company File No. 811-05085
                                                                                RPGEPR-912-0509P Litho in USA CGD/RRD/8030
---------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust


                          CAPITAL INCOME BUILDER, INC.

                                     Part B
                      Statement of Additional Information

                                May 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Income Builder (the "fund" or "CIB") dated January
1, 2009 or retirement plan prospectus of the fund dated May 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                          Capital Income Builder, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                        Capital Income Builder -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

INCOME PRODUCING SECURITIES

..    The fund will invest at least 90% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will invest at least 50% of its assets in equity securities.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba1 or below by Moody's Investors Service ("Moody's") and
     BB+ or below by Standard & Poor's Corporation ("S&P") or unrated but determined by the fund's investment adviser to be of equivalent quality.

INVESTING OUTSIDE THE U.S.

..    The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

                        Capital Income Builder -- Page 2

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

                        Capital Income Builder -- Page 3

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

                        Capital Income Builder -- Page 4

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they

                        Capital Income Builder -- Page 5

generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank,
Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage
Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit
Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans

                        Capital Income Builder -- Page 6

     generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                        Capital Income Builder -- Page 7

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the

                        Capital Income Builder -- Page 8

collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended October 31, 2008 and 2007 were 30% and 24%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding

                        Capital Income Builder -- Page 9

voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

These restrictions provide that the fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer; except that, as to 25% of the fund's total assets, up to 10% of its total assets may be invested in securities issued or guaranteed as to payment of interest and principal by a foreign government or its agencies or instrumentalities or by a multinational agency;

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;

4.   Knowingly purchase securities of other management investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5.   Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies
(including forward currency contracts);

6.   Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the fund's total assets;

7.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

8.   Make loans, except that the fund may purchase debt securities, enter into repurchase agreements and make loans of portfolio securities;

9.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10.  Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300%
asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

                       Capital Income Builder -- Page 10

12.  Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

13.  Purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14.  Invest in interests in oil, gas, or other mineral exploration or development programs;

15.  Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

16.  Write, purchase or sell put options, call options or combinations thereof;

With respect to investment restriction number 6, investments in 144A securities and 4(2) commercial paper are excluded for the purposes of calculating the 10%
limitation.

With respect to investment restriction number 2, in determining industry classifications for issuers domiciled outside the United States, the fund will use reasonable classifications that are not so broad that the primary economic characteristic of the companies in a single class is materially different. The fund will determine such classifications of issuers domiciled outside the United
States based on the issuer's principal or major business activities.

Notwithstanding investment restriction number 4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by its directors pursuant to an exemptive order granted by the Securities and
Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.

1.   The fund may not issue senior securities, except as permitted by the 1940
Act.

2.   The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

3.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                       Capital Income Builder -- Page 11

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                     NUMBER OF
 POSITION WITH FUND                                              PORTFOLIOS/3/
 (YEAR FIRST ELECTED               PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                  DURING PAST FIVE YEARS        BY DIRECTOR            BY DIRECTOR
-------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato, 62         Chairman and CEO, Ducommun             6         None
 Director (2005)                Incorporated (aerospace
                                components manufacturer)
-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 75      Private investor; former              16         AECOM Technology
 Director (1987)                President and CEO, The Mission                   Corporation;
                                Group (non-utility holding                       DineEquity, Inc.;
                                company, subsidiary of                           Ducommun Incorporated;
                                Southern California Edison                       SouthWest Water Company
                                Company)
-------------------------------------------------------------------------------------------------------------
 Robert J. Denison, 67          Chair, First Security                  5         None
 Director (2005)                Management (private
                                investment)
-------------------------------------------------------------------------------------------------------------
 Koichi Itoh, 68                Executive Chairman of the              5         None
 Director (2005)                Board, Itoh Building Co., Ltd.
                                (building management); former
                                President, Autosplice KK
                                (electronics)
-------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 50             Professor, Columbia                    4         The NASDAQ Stock Market LLC;
 Director (2001)                University, School of                            Trimble Navigation Limited
                                International and Public
                                Affairs; former Member, World
                                Trade Organization Appellate
                                Body
-------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 55        Chairman of the Board and CEO,         6         None
 Chairman of the Board          Ladera Management Company
 (Independent and               (private investment company)
 Non-Executive) (1992)
-------------------------------------------------------------------------------------------------------------
 Gail L. Neale, 74              President, The Lovejoy                 4         None
 Director (1987)                Consulting Group, Inc. (a pro
                                bono consulting group advising
                                nonprofit organizations)
-------------------------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 12

 NAME, AGE AND                                                     NUMBER OF
 POSITION WITH FUND                                              PORTFOLIOS/3/
 (YEAR FIRST ELECTED               PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                  DURING PAST FIVE YEARS        BY DIRECTOR            BY DIRECTOR
-------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill, Ph.D.,      Chairman, Academic Advisory            2         None
 72                             Committee, United States
 Director (1992)                Studies Centre, University of
                                Sydney; Chairman of Directors,
                                Forty Seven Friends Pty Ltd (a
                                not-for-profit supporting a
                                local art and craft center in
                                Australia); Member of the
                                Board of Directors, The Lowy
                                Institute for International
                                Policy Studies, Sydney,
                                Australia; former Planning
                                Director and acting CEO,
                                United States Studies Centre,
                                University of Sydney,
                                Australia; former Deputy
                                Chairman of the Council and
                                Chairman of the International
                                Advisory Panel, Graduate
                                School of Government,
                                University of Sydney,
                                Australia; former Chairman of
                                the Council, Australian
                                Strategic Policy Institute;
                                former Chichele Professor of
                                the History of War and Fellow,
                                All Souls College, University
                                of Oxford; former Chairman of
                                the Council, International
                                Institute for Strategic
                                Studies
-------------------------------------------------------------------------------------------------------------
 Donald E. Petersen, 82         Retired; former Chairman of            2         None
 Director (1992)                the Board and CEO, Ford Motor
                                Company
-------------------------------------------------------------------------------------------------------------
 Stefanie Powers, 66            Actor, Producer; Co-founder            2         None
 Director (1989 - 1996;         and President of The William
 1997)                          Holden Wildlife Foundation;
                                conservation consultant to
                                Land Rover and Jaguar North
                                America; author of The Jaguar
                                Conservation Trust
-------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60      President and Professor of            15         None
 Director (2001)                Anthropology, The University
                                of Tulsa; former President and
                                Professor of Archaeology,
                                Claremont Graduate University
-------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr., Ph.D.,      Senior Economic Adviser and            2         None
 84                             Corporate Chair in
 Director (1987)                International Economics, The
                                RAND Corporation; former Dean,
                                The RAND Graduate School
-------------------------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 13

"INTERESTED" DIRECTORS/5/

                                 PRINCIPAL OCCUPATION(S)
                                 DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS              NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED          OR THE PRINCIPAL UNDERWRITER       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE FUND              BY DIRECTOR      BY DIRECTOR OR OFFICER
-----------------------------------------------------------------------------------------------------------
 James B. Lovelace, 53       Senior Vice President - Capital         3         None
 Vice Chairman of the        Research Global Investors,
 Board (1992)                Capital Research and Management
                             Company; Director, The Capital
                             Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------
 Catherine M. Ward, 62       Senior Vice President and               1         None
 Director (1987)             Director, Capital Research and
                             Management Company; Director,
                             American Funds Service
                             Company*; Chairperson,
                             President and Director, Capital
                             Group Research, Inc.*
-----------------------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 14

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------
 Joyce E. Gordon, 52     Senior Vice President - Capital Research Global
 President (1996)        Investors, Capital Research and Management Company;
                         Director, Capital Research and Management Company
-------------------------------------------------------------------------------
 Mark R. Macdonald,      Senior Vice President - Fixed Income, Capital
 50                      Research and Management Company; Director, Capital
 Executive Vice          Research and Management Company
 President (2001)
-------------------------------------------------------------------------------
 Michael J. Thawley,     Senior Vice President, Capital Research and
 59                      Management Company; Senior Vice President, Capital
 Senior Vice             Strategy Research, Inc.*; former Australian
 President (2007)        Ambassador to the United States
-------------------------------------------------------------------------------
 Michael Cohen, 47       Senior Vice President - Capital Research Global
 Vice President          Investors, Capital Research Company*; Director,
 (2006)                  Capital Research Company*
-------------------------------------------------------------------------------
 David A. Hoag, 43       Senior Vice President - Fixed Income, Capital
 Vice President          Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 David M. Riley, 42      Senior Vice President - Capital Research Global
 Vice President          Investors, Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Donald H. Rolfe, 36     Associate Counsel - Fund Business Management Group,
 Vice President          Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------
 Vincent P. Corti, 52    Vice President - Fund Business Management Group,
 Secretary (1987)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Jeffrey P. Regal, 37    Vice President - Fund Business Management Group,
 Treasurer (2001)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Tanya Schneider, 36     Assistant Vice President - Fund Business Management
 Assistant Secretary     Group, Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------
 Neal F. Wellons, 37     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

*   Company affiliated with Capital Research and Management Company.

1   The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2   Directors and officers of the fund serve until their resignation, removal or retirement.
3   Funds managed by Capital Research and Management Company, including the
    American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
    which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4   This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5   "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
6   All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                       Capital Income Builder -- Page 15

FUND SHARES OWNED BY DIRECTOR AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        DIRECTORS         ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Joseph C. Berenato        $10,001 -      Over $100,000    $1 - $10,000      Over $100,000
                            $50,000
--------------------------------------------------------------------------------------------
 H. Frederick            Over $100,000    Over $100,000    Over $100,000     Over $100,000
 Christie
--------------------------------------------------------------------------------------------
 Robert J. Denison         $10,001 -        $10,001 -           N/A               N/A
                            $50,000          $50,000
--------------------------------------------------------------------------------------------
 Koichi Itoh             Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 Merit E. Janow          Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Over $100,000    Over $100,000    Over $100,000     Over $100,000

--------------------------------------------------------------------------------------------
 Gail L. Neale           Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Robert J. O'Neill           None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 Donald E. Petersen      Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Stefanie Powers         Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Steadman Upham            $50,001 -      Over $100,000    Over $100,000     Over $100,000
                           $100,000
--------------------------------------------------------------------------------------------
 Charles Wolf, Jr.       Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 16

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 James B. Lovelace         Over $100,000                Over $100,000
-----------------------------------------------------------------------------
 Catherine M. Ward         Over $100,000                Over $100,000
-----------------------------------------------------------------------------

1   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
    Companies, Inc. retirement plan and 401(k) plan.
2   Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $17,000 to $35,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                       Capital Income Builder -- Page 17

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED OCTOBER 31, 2008

                                                             TOTAL COMPENSATION (INCLUDING
                              AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                              (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                             DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
    NAME                           FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
-----------------------------------------------------------------------------------------------
 Joseph C. Berenato/3/                $41,541                      $303,375
-----------------------------------------------------------------------------------------------
 H. Frederick Christie/3/              37,119                       446,235
-----------------------------------------------------------------------------------------------
 Robert J. Denison                     46,250                       212,500
-----------------------------------------------------------------------------------------------
 Koichi Itoh/3/                        48,000                       194,625
-----------------------------------------------------------------------------------------------
 Merit E. Janow                        49,125                       199,027
-----------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                52,958                       290,199
-----------------------------------------------------------------------------------------------
 Gail L. Neale                         47,625                       206,000
-----------------------------------------------------------------------------------------------
 Robert J. O'Neill                     56,250                       126,500
-----------------------------------------------------------------------------------------------
 Donald E. Petersen                    57,500                       117,000
-----------------------------------------------------------------------------------------------
 Stefanie Powers                       57,500                       117,000
-----------------------------------------------------------------------------------------------
 Steadman Upham/3/                     45,715                       203,665
-----------------------------------------------------------------------------------------------
 Charles Wolf, Jr.                     58,250                       120,500
-----------------------------------------------------------------------------------------------

1   Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2   Funds managed by Capital Research and Management Company, including the
    American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
    which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3   Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating directors is as follows: Joseph C. Berenato
    ($2,860), H. Frederick Christie ($178,074), Koichi Itoh ($92,377), Mary Myers
    Kauppila ($524,714) and Steadman Upham ($247,099). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of March 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 8, 1987. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a

                       Capital Income Builder -- Page 18

member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of H. Frederick Christie, Merit E. Janow, Robert J. O'Neill, Donald E.
Petersen, Stefanie Powers and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of

                       Capital Income Builder -- Page 19

the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2008 fiscal year.

The fund has a nominating committee comprised of Robert J. Denison, Koichi Itoh,
Gail L. Neale and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two nominating committee meetings were held during the 2008 fiscal year.

The fund has a contracts committee comprised of Joseph C. Berenato, H. Frederick
Christie, Robert J. Denison, Koichi Itoh, Merit E. Janow, Mary Myers Kauppila,
Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stefanie Powers, Steadman
Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The fund has a proxy committee comprised of Joseph C. Berenato, H. Frederick
Christie, Robert J. Denison, Koichi Itoh, Merit E. Janow, Mary Myers Kauppila,
Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stefanie Powers, Steadman
Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's functions include reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, monitoring certain contested proxy voting issues, and discussing related current issues. One proxy committee meeting was held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds, including the fund, have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

                       Capital Income Builder -- Page 20

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

                       Capital Income Builder -- Page 21

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on March 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                      Record      Class A        34.66%
 Omnibus Account                                        Class B        21.11
 Maryland Heights, MO
-------------------------------------------------------------------------------
 First Clearing, LLC                        Record      Class A         9.05
 Custody Account                                        Class B        11.03
 Glen Allen, VA                                         Class C        13.53
                                                        Class F-1       9.29
                                                        Class R-1       6.49
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.             Record      Class B         7.11
 Omnibus Account                                        Class C        15.99
 New York, NY                                           Class F-1       7.83
-------------------------------------------------------------------------------
 Merrill Lynch                              Record      Class B         6.18
 Omnibus Account                                        Class C        15.11
 Jacksonville, FL                                       Class F-1       5.50
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                 Record      Class F-1       7.24
 Custody Account                                        Class F-2      10.65
 San Francisco. CA
-------------------------------------------------------------------------------
 LPL Financial                              Record      Class F-1       6.13
 Omnibus Account                                        Class F-2      18.31
 San Diego, CA
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate       Record      Class R-1      42.39
 Account                                    Beneficial  Class R-3      19.96
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 Nationwide Trust Company                   Record      Class R-3       5.60
 Columbus, OH
-------------------------------------------------------------------------------
 NFS, LLC FEBO                              Record      Class R-4       7.10
 Advisory Trust Company of Delaware         Beneficial
 Phoenix, AZ
-------------------------------------------------------------------------------
 The Capital Group Companies                Record      Class R-5       8.15
 Retirement Plan                            Beneficial
 Los Angeles, CA
-------------------------------------------------------------------------------
 American Funds 2020 Target Date            Record      Class R-5       5.12
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------

                       Capital Income Builder -- Page 22

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The

                       Capital Income Builder -- Page 23

relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Lipper Income Funds Index;
Citigroup Broad Investment-Grade 1-10 Year Bond Index; results of the top 20% of
MSCI US Index constituents ranked by yield; results of the top 40% of MSCI All
Country World Index (ex-US) constituents ranked by yield; and the total return of the Cash Management Trust of America.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2008:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER           NUMBER
                                      REGISTERED           POOLED           OF OTHER
                                      INVESTMENT         INVESTMENT         ACCOUNTS
                                   COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                      FOR WHICH           FOR WHICH         PORTFOLIO
                                      PORTFOLIO           PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR           COUNSELOR       IS A MANAGER
                      OF FUND        IS A MANAGER       IS A MANAGER       (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS     (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------
 James B.               Over         4       $147.9         None               None
 Lovelace            $1,000,000
-------------------------------------------------------------------------------------------
 Joyce E. Gordon        Over         3       $ 73.5         None               None
                     $1,000,000
-------------------------------------------------------------------------------------------
 Mark R.                Over         4       $114.4         None               None
 Macdonald           $1,000,000
-------------------------------------------------------------------------------------------
 Michael Cohen        None/5/        1       $ 69.2      1       $0.07         None
-------------------------------------------------------------------------------------------
 David A. Hoag          Over         3       $ 81.6         None               None
                     $1,000,000
-------------------------------------------------------------------------------------------
 David M. Riley         Over         1       $ 74.4         None               None
                     $1,000,000
-------------------------------------------------------------------------------------------
 Timothy D.          $100,001 -      2       $ 22.3         None               None
 Armour               $500,000
-------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 24

1   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2   Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
    No fund has an advisory fee that is based on the performance of the fund.
3   Represents funds advised or sub-advised by Capital Research and Management
    Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
    Group International, Inc., an affiliate of Capital Research and Management
    Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4   Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5   Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and

                       Capital Income Builder -- Page 25

expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

       RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------
      0.240%             $              0             $  1,000,000,000
----------------------------------------------------------------------------
      0.200                 1,000,000,000                2,000,000,000
----------------------------------------------------------------------------
      0.180                 2,000,000,000                3,000,000,000
----------------------------------------------------------------------------
      0.165                 3,000,000,000                5,000,000,000
----------------------------------------------------------------------------
      0.155                 5,000,000,000                8,000,000,000
----------------------------------------------------------------------------
      0.150                 8,000,000,000               13,000,000,000
----------------------------------------------------------------------------
      0.145                13,000,000,000               17,000,000,000
----------------------------------------------------------------------------
      0.140                17,000,000,000               21,000,000,000
----------------------------------------------------------------------------
      0.135                21,000,000,000               27,000,000,000
----------------------------------------------------------------------------
      0.130                27,000,000,000               34,000,000,000
----------------------------------------------------------------------------
      0.125                34,000,000,000               44,000,000,000
----------------------------------------------------------------------------
      0.120                44,000,000,000               55,000,000,000
----------------------------------------------------------------------------
      0.117                55,000,000,000               71,000,000,000
----------------------------------------------------------------------------
      0.114                71,000,000,000               89,000,000,000
----------------------------------------------------------------------------
      0.112                89,000,000,000              115,000,000,000
----------------------------------------------------------------------------
      0.110               115,000,000,000
----------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                       Capital Income Builder -- Page 26

                              Monthly gross income

        RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------
       3.00%                $          0                $100,000,000
----------------------------------------------------------------------------
       2.50                  100,000,000
----------------------------------------------------------------------------

Assuming net assets of $30 billion and gross investment income levels of 3%, 4%,
5%, 6% and 7%, management fees would be 0.24%, 0.27%, 0.30%, 0.32% and 0.35%, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under Rule 12b-1 and extraordinary expenses, such as litigation and acquisitions) for any fiscal year ending on a date on which the
Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the investment adviser is required to reduce its management fee due to Class A share expense ratios exceeding the above limit, the investment adviser will either: (i) reduce its management fee similarly for other classes of shares, or (ii) reimburse the fund for other expenses to the extent necessary to result in an expense reduction only for Class A shares of the fund.

For the fiscal years ended October 31, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund management fees of $257,291,000,
$235,205,000 and $164,654,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $231,562,000 (a reduction of $25,729,000), $211,684,000 (a reduction of $23,521,000) and $148,174,000 (a reduction of $16,480,000) for the fiscal years ended October 31, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

In addition, during the year ended October 31, 2008, the investment adviser waived the fees in excess of the rates provided in the November 1, 2008 amended investment advisory and service agreement.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative

                       Capital Income Builder -- Page 27

Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended October 31, 2008, the total fees paid by the investment adviser were $9,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------
               CLASS C                               $16,209,000
------------------------------------------------------------------------------
              CLASS F-1                                5,683,000
------------------------------------------------------------------------------
              CLASS F-2                                   22,000
------------------------------------------------------------------------------
             CLASS 529-A                               1,062,000
------------------------------------------------------------------------------
             CLASS 529-B                                 162,000
------------------------------------------------------------------------------
             CLASS 529-C                                 446,000
------------------------------------------------------------------------------
             CLASS 529-E                                  51,000
------------------------------------------------------------------------------
            CLASS 529-F-1                                 29,000
------------------------------------------------------------------------------
              CLASS R-1                                  155,000
------------------------------------------------------------------------------
              CLASS R-2                                2,768,000
------------------------------------------------------------------------------
              CLASS R-3                                1,613,000
------------------------------------------------------------------------------
              CLASS R-4                                  388,000
------------------------------------------------------------------------------
              CLASS R-5                                  869,000
------------------------------------------------------------------------------

                       Capital Income Builder -- Page 28

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

                       Capital Income Builder -- Page 29

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2008            $53,993,000        $238,902,000
                                                  2007             76,655,000         337,762,000
                                                  2006             51,399,000         226,129,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2008              3,219,000          21,920,000
                                                  2007              4,843,000          32,776,000
                                                  2006              3,409,000          22,689,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2008              9,630,000          21,932,000
                                                  2007                     --          36,507,000
                                                  2006              1,012,000          21,456,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2008              1,662,000           7,749,000
                                                  2007              1,856,000           8,556,000
                                                  2006              1,165,000           5,433,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2008                124,000             962,000
                                                  2007                140,000             929,000
                                                  2006                109,000             691,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2008                 40,000           1,245,000
                                                  2007                     --           1,326,000
                                                  2006                     --             796,000
-----------------------------------------------------------------------------------------------------

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

                       Capital Income Builder -- Page 30

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                       Capital Income Builder -- Page 31

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
         -------------------------------------------------------------------------
          Class C                           0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
         -------------------------------------------------------------------------

          1  Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
          2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $172,628,000               $17,221,000
------------------------------------------------------------------------------
        CLASS B                   52,425,000                 3,843,000
------------------------------------------------------------------------------
        CLASS C                  122,011,000                12,358,000
------------------------------------------------------------------------------
       CLASS F-1                  13,968,000                 2,141,000
------------------------------------------------------------------------------
      CLASS 529-A                  2,553,000                   314,000
------------------------------------------------------------------------------
      CLASS 529-B                  1,682,000                   142,000
------------------------------------------------------------------------------
      CLASS 529-C                  4,859,000                   617,000
------------------------------------------------------------------------------
      CLASS 529-E                    307,000                    41,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        --                        --
------------------------------------------------------------------------------
       CLASS R-1                   1,356,000                   196,000
------------------------------------------------------------------------------
       CLASS R-2                   4,757,000                   640,000
------------------------------------------------------------------------------
       CLASS R-3                   4,122,000                   560,000
------------------------------------------------------------------------------
       CLASS R-4                     708,000                   107,000
------------------------------------------------------------------------------

                       Capital Income Builder -- Page 32

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares of the
American Funds for the last month of the prior calendar quarter.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.

                       Capital Income Builder -- Page 33

          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC

                       Capital Income Builder -- Page 34

          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser

                       Capital Income Builder -- Page 35

receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its

                       Capital Income Builder -- Page 36

respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
October 31, 2008, 2007 and 2006 amounted to $39,503,000, $39,137,000 and
$30,478,000, respectively. The volume of trading activity increased during these years, resulting in an increase in  brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Goldman Sachs & Co., J.P.
Morgan Securities Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith
Inc., Morgan Stanley, UBS Financial Services, Inc. and Wachovia Securities
Private Client Group. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $139,650,000, JPMorgan
Chase & Co. in the amount of $328,395,000 and UBS AG in the amount of
$54,176,000. As of the fund's most recent fiscal year-end, the fund held debt securities of Citigroup Inc. in the amount of $52,070,000, Goldman Sachs Group,
Inc.  in the amount of $44,037,000, JPMorgan Chase & Co. in the amount of
$67,083,000, Lehman Brothers Holdings, Inc. in the amount of $26,016,000,
Merrill Lynch & Co., Inc. in the amount of $84,169,000, Morgan Stanley in the amount of $5,833,000 and Wachovia Corporation in the amount of $19,308,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

                       Capital Income Builder -- Page 37

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                       Capital Income Builder -- Page 38

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded prin-

                       Capital Income Builder -- Page 39

cipally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

                       Capital Income Builder -- Page 40

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

                       Capital Income Builder -- Page 41

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently. When a dividend or a capital gain is distributed by the fund, the net asset value per share is reduced by the amount of the payment.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or

                       Capital Income Builder -- Page 42

     gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

                       Capital Income Builder -- Page 43

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

                       Capital Income Builder -- Page 44

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       Capital Income Builder -- Page 45

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                       Capital Income Builder -- Page 46

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the
American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Beginning May 1, 2009, cash investments received without investment instructions will be invested in Class A shares of the American Funds Money Market Fund
(rather than The Cash Management Trust of America) pursuant to the policies described in the "Purchase and exchange of shares" section of the prospectus.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

                       Capital Income Builder -- Page 47

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America or American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America or American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund
of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

                       Capital Income Builder -- Page 48

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

                       Capital Income Builder -- Page 49

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A, B or C shares on or after January
     1, 2009, unless such plan was invested in Class A, B or C shares prior to that date.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced

                       Capital Income Builder -- Page 50

     by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

                       Capital Income Builder -- Page 51

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but

                       Capital Income Builder -- Page 52

less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to

                       Capital Income Builder -- Page 53

     pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

                       Capital Income Builder -- Page 54

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account

                       Capital Income Builder -- Page 55

     is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

                       Capital Income Builder -- Page 56

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

                       Capital Income Builder -- Page 57

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in

                       Capital Income Builder -- Page 58

cash by informing the fund, the Transfer Agent or your investment dealer.
Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

                       Capital Income Builder -- Page 59

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in

                       Capital Income Builder -- Page 60

the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $62,598,000 for Class A shares and $4,392,000 for
Class B shares for the 2008 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

                       Capital Income Builder -- Page 61

INDEPENDENT LEGAL COUNSEL -- O'Melveny & Myers LLP, 400 South Hope Street, Los
Angeles, CA 90071, serves as independent legal counsel ("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

                       Capital Income Builder -- Page 62

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $42.27
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $44.85

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                       Capital Income Builder -- Page 63

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                       Capital Income Builder -- Page 64

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                       Capital Income Builder -- Page 65

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2540     N/A
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Limited Term Tax-Exempt Bond Fund
of America . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2543     N/A
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
The Tax-Exempt Bond Fund of America   N/A    N/A    N/A    N/A   2519     N/A
The Tax-Exempt Fund of California*    N/A    N/A    N/A    N/A   2520     N/A
The Tax-Exempt Fund of Maryland* .    N/A    N/A    N/A    N/A   2524     N/A
The Tax-Exempt Fund of Virginia* .    N/A    N/A    N/A    N/A   2525     N/A
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
The Cash Management Trust of
America. . . . . . . . . . . . . .   2109   2209   2309   2409   2509     N/A
The Tax-Exempt Money Fund of
America  . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2539     N/A
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . .   2149   2249   2349   2449   2549     N/A
___________
*Qualified for sale only in certain
jurisdictions.

                       Capital Income Builder -- Page 66

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------
AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                       Capital Income Builder -- Page 67

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                       Capital Income Builder -- Page 68

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Capital Income Builder -- Page 69

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Capital Income Builder -- Page 70

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       Capital Income Builder -- Page 71

....

[logo – American Funds®]

Capital Income Builder®

Investment portfolio

October 31, 2008

Common stocks — 64.31%	Shares	Value (000)

UTILITIES — 9.40%
E.ON AG1	34,428,000	$1,311,787
Exelon Corp.	15,121,500	820,190
GDF Suez[1]	13,836,228	615,058
RWE AG1	6,117,000	507,703
PPL Corp.	12,405,000	407,132
Dominion Resources, Inc.	11,022,980	399,914
Electricité de France SA1	6,611,000	395,460
Veolia Environnement[1]	14,048,777	344,317
FirstEnergy Corp.	5,665,500	295,512
Fortum Oyj[1]	9,865,000	242,422
Hongkong Electric Holdings Ltd.[1]	44,750,000	241,611
Southern Co.	7,012,100	240,796
Public Service Enterprise Group Inc.	7,467,600	210,213
Ameren Corp.	5,587,120	181,302
Entergy Corp.	1,652,500	128,978
Edison International	3,000,000	106,770
DTE Energy Co.	2,750,000	97,075
Xcel Energy Inc.	5,516,000	96,089
FPL Group, Inc.	2,000,000	94,480
Scottish and Southern Energy PLC[1]	2,400,000	47,223
SP AusNet[1]	62,051,438	45,437
Consolidated Edison, Inc.	900,000	38,988
Tanjong PLC[1]	10,615,000	35,470
Electricity Generating PCL[1]	15,796,028	26,847
Electricity Generating PCL, nonvoting depositary receipt[1]	3,430,400	5,830
Cheung Kong Infrastructure Holdings Ltd.[1]	8,400,000	30,501
National Grid PLC[1]	2,632,652	30,005
NiSource Inc.	2,289,307	29,669
Pinnacle West Capital Corp.	738,200	23,364
American Electric Power Co., Inc.	684,600	22,339
United Utilities Group PLC[1]	1,287,878	14,588
		7,087,070

TELECOMMUNICATION SERVICES — 8.79%
Verizon Communications Inc.	61,582,500	1,827,153
AT&T Inc.	39,776,205	1,064,809
France Télécom SA1	34,483,000	868,698
Koninklijke KPN NV1	42,920,120	602,902
Belgacom SA1	12,889,800	440,286
Telekomunikacja Polska SA1	45,654,800	345,456
Embarq Corp.[2]	9,263,327	277,900
Singapore Telecommunications Ltd.[1]	143,705,500	241,922
Telenor ASA[1]	25,065,000	149,357
Vodafone Group PLC[1]	60,200,000	116,391
OJSC Mobile TeleSystems (ADR)	2,640,000	103,356
Deutsche Telekom AG1	6,000,000	89,156
Advanced Info Service PCL[1]	27,980,000	59,333
Telkom SA Ltd.[1]	5,227,300	57,176
DiGi.Com Bhd.[1]	10,452,000	54,403
TM International Bhd.[1,3]	41,536,900	53,089
MTN Group Ltd.[1]	4,109,000	46,681
Taiwan Mobile Co., Ltd.[1]	33,484,516	46,615
Philippine Long Distance Telephone Co.[1]	1,053,250	43,202
StarHub Ltd[1]	25,787,250	41,397
Far EasTone Telecommunications Co., Ltd.[1]	32,785,111	34,650
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	24,128
BT Group PLC[1]	10,000,000	18,920
Telekom Malaysia Bhd.[1]	17,186,400	16,241
		6,623,221

FINANCIALS — 8.71%
HSBC Holdings PLC (United Kingdom)[1]	37,893,402	459,112
HSBC Holdings PLC (Hong Kong)[1]	36,762,513	445,738
Banco Santander, SA1	40,175,750	433,829
Hang Seng Bank Ltd.[1]	25,791,100	319,729
BNP Paribas SA1	4,260,270	308,738
JPMorgan Chase & Co.	6,730,000	277,612
Wells Fargo & Co.	6,970,000	237,328
Bank of America Corp.	9,332,260	225,561
AXA SA1	10,573,333	203,408
HCP, Inc.	6,680,500	199,947
Sun Hung Kai Properties Ltd.[1]	23,108,000	198,821
Société Générale[1]	3,209,870	175,948
Royal Bank of Canada	4,300,000	167,829
Bank of Nova Scotia	4,847,200	162,327
BOC Hong Kong (Holdings) Ltd.[1]	132,593,500	148,530
Sampo Oyj, Class A1	6,873,962	137,055
Commerzbank AG1	11,265,000	120,441
UniCredit SpA[1]	48,478,080	118,239
Citigroup Inc.	8,251,700	112,636
St.George Bank Ltd.[1]	5,859,601	109,288
EFG Eurobank Ergasias SA1	9,860,228	108,295
Kimco Realty Corp.	4,603,500	103,947
Westpac Banking Corp.[1]	7,500,000	103,280
Admiral Group PLC[1]	6,234,570	92,623
Westfield Group[1]	8,249,175	91,623
TrygVesta A/S1	1,374,350	83,403
Hopewell Holdings Ltd.[1]	25,319,300	77,330
Wereldhave NV1	864,109	71,783
Equity Residential, shares of beneficial interest	1,900,500	66,385
Banco Bilbao Vizcaya Argentaria, SA1	5,662,000	65,627
Bank of New York Mellon Corp.	1,924,536	62,740
AMP Ltd.[1]	16,300,210	59,547
United Bankshares, Inc.	1,775,000	56,623
UBS AG1,3	3,177,496	54,176
CapitaMall Trust, units[1]	41,282,880	54,083
Weingarten Realty Investors	2,634,750	53,881
S P Setia Bhd.[1,2]	65,577,500	51,674
Bank of the Philippine Islands[1]	57,933,564	47,904
United Overseas Bank Ltd.[1]	4,420,000	39,387
Intesa Sanpaolo SpA[1]	9,400,000	34,329
Banco Itaú Holding Financeira SA, preferred nominative	3,153,300	34,040
Arthur J. Gallagher & Co.	1,355,000	33,008
Champion Real Estate Investment Trust[1]	138,772,000	32,970
Hypo Real Estate Holding AG1	4,486,692	30,120
AMB Property Corp.	1,175,000	28,235
DnB NOR ASA[1]	4,788,700	27,661
VastNed Retail NV1	533,606	27,259
Lloyds TSB Group PLC[1]	7,710,000	25,130
ProLogis, shares of beneficial interest	1,750,000	24,500
CapitaCommercial Trust Management Ltd.[1]	35,989,300	24,400
Jardine Lloyd Thompson Group PLC[1]	3,330,000	23,710
KeyCorp	1,860,000	22,748
KBC Groep NV1	525,000	22,695
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	22,016
Irish Life & Permanent PLC[1]	5,713,949	19,945
Hospitality Properties Trust	1,500,000	15,225
Mapletree Logistics Trust[1]	53,777,500	15,161
Fannie Mae	15,865,000	15,072
Frasers Centrepoint Trust[1]	30,400,000	14,036
Eurobank Properties REIT[1]	1,950,000	13,383
Fortune Real Estate Investment Trust[1,2]	52,408,500	13,246
Ascendas Real Estate Investment Trust[1]	10,585,475	11,425
CapitaRetail China Trust[1]	30,837,000	11,336
Nieuwe Steen Investments NV1	588,165	10,266
TICON Industrial Connection PCL[1,2]	41,951,000	9,742
Lincoln National Corp.	541,500	9,336
Freddie Mac	8,800,000	8,800
Cambridge Industrial Trust[1,2]	50,291,000	8,384
Goodman Group[1]	13,184,326	8,290
National Bank of Greece SA1	345,120	7,674
Frasers Commercial Trust[1,2]	44,940,001	7,523
iStar Financial, Inc.	6,207,550	6,704
Regions Financial Corp.	598,050	6,632
Hana Financial Holdings[1]	404,000	6,409
XL Capital Ltd, Class A	642,800	6,235
National City Corp.	2,200,600	5,942
ING Groep NV, depository receipts[1]	616,216	5,688
Cathay No. 2 Real Estate Investment Trust[1]	17,548,000	4,355
Fubon No. 2 Real Estate Investment Trust[1]	14,169,000	3,449
Royal Bank of Scotland Group PLC[1]	723,189	801
Washington Mutual, Inc.	4,000,000	248
		6,564,555

ENERGY — 7.20%
Chevron Corp.	13,065,000	974,649
Sasol Ltd.[1]	27,936,931	842,429
Eni SpA[1]	33,337,866	793,050
Eni SpA (ADR)	912,492	43,845
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	436,881
Royal Dutch Shell PLC, Class B1	4,497,187	120,653
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	103,184
Royal Dutch Shell PLC, Class A1	3,055,000	84,041
ConocoPhillips	10,232,970	532,319
Husky Energy Inc.	12,630,000	380,973
StatoilHydro ASA[1]	11,921,534	238,582
Woodside Petroleum Ltd.[1]	7,880,000	221,460
SBM Offshore NV1,2	9,319,188	163,521
TOTAL SA1	1,914,000	104,949
TOTAL SA (ADR)	600,000	33,264
Enbridge Inc.	3,523,468	122,900
Marathon Oil Corp.	4,012,500	116,764
PTT Exploration and Production PCL[1]	22,350,000	56,054
PetroChina Co. Ltd., Class H1	44,418,000	34,616
Spectra Energy Corp	1,338,820	25,879
		5,430,013

CONSUMER STAPLES — 6.84%
Philip Morris International Inc.	18,632,100	809,937
PepsiCo, Inc.	10,980,000	625,970
Diageo PLC[1]	28,448,000	437,384
Kellogg Co.	8,024,000	404,570
Coca-Cola Co.	8,500,000	374,510
Procter & Gamble Co.	5,560,000	358,842
Nestlé SA1	8,500,000	331,068
UST Inc.	4,378,000	295,909
H.J. Heinz Co.	6,554,751	287,229
ConAgra Foods, Inc.	11,751,500	204,711
Altria Group, Inc.	10,420,000	199,960
Kimberly-Clark Corp.	3,000,000	183,870
Foster’s Group Ltd.[1]	47,820,985	182,152
Reynolds American Inc.	3,480,000	170,381
Kraft Foods Inc., Class A	3,240,170	94,419
SABMiller PLC[1]	4,870,786	77,891
Sara Lee Corp.	4,200,000	46,956
Imperial Tobacco Group PLC[1]	1,390,000	37,519
Lion Nathan Ltd.[1]	4,431,066	25,951
Premier Foods PLC[1]	4,600,000	2,051
		5,151,280

HEALTH CARE — 5.12%
Roche Holding AG1	4,316,000	660,120
Merck & Co., Inc.	21,291,100	658,959
Bayer AG, non-registered shares[1]	7,622,000	417,618
Bristol-Myers Squibb Co.	19,950,000	409,972
Pfizer Inc	22,905,000	405,648
Johnson & Johnson	6,500,000	398,710
Novartis AG1	6,465,000	326,802
Daiichi Sankyo Co., Ltd.[1]	7,050,000	144,639
GlaxoSmithKline PLC[1]	6,092,000	117,871
Orion Oyj, Class B1	5,708,194	83,861
Takeda Pharmaceutical Co. Ltd.[1]	1,460,000	73,768
Sonic Healthcare Ltd.[1]	6,229,270	56,850
Abbott Laboratories	1,000,000	55,150
Schering-Plough Corp.	2,246,600	32,553
Oriola-KD Oyj, Class B1	4,205,677	8,176
Clínica Baviera, SA1	791,000	6,334
		3,857,031

INDUSTRIALS — 4.26%
General Electric Co.	33,985,000	663,047
United Technologies Corp.	6,355,000	349,271
Siemens AG1	5,164,000	308,437
Schneider Electric SA1	5,050,000	303,265
Sandvik AB1	28,055,000	182,728
Macquarie Infrastructure Group[1,2]	133,598,374	174,869
Singapore Technologies Engineering Ltd.[1]	91,974,000	145,664
Geberit AG1	1,293,883	134,452
Macquarie Airports[1,2]	93,268,737	133,325
De La Rue PLC[1,2]	8,804,046	127,578
AB Volvo, Class B1	23,002,000	121,322
Leighton Holdings Ltd.[1]	5,728,928	95,124
Singapore Post Private Ltd.[1,2]	107,025,000	51,116
Transport International Holdings Ltd.[1]	19,198,000	46,284
Spirax-Sarco Engineering PLC[1]	3,190,391	41,512
Wolseley PLC[1]	7,300,000	40,226
Emerson Electric Co.	1,190,000	38,949
Uponor Oyj[1]	3,480,800	33,172
BELIMO Holding AG1,2	42,250	29,234
Hopewell Highway Infrastructure Ltd.[1]	43,603,900	28,337
AB SKF, Class B1	2,670,000	24,541
Qantas Airways Ltd.[1]	15,052,744	24,312
Koninklijke BAM Groep NV1	2,328,797	20,685
Seco Tools AB, Class B1	2,125,000	18,230
IMI PLC[1]	3,060,000	13,656
Watsco, Inc.	285,000	11,711
SIA Engineering Co. Ltd.[1]	8,617,000	11,238
Heijmans NV, depository receipts[1]	1,203,605	10,809
Rentokil Initial PLC[1]	10,900,000	7,931
Seaspan Corp.	650,000	7,514
Fong’s Industries Co. Ltd.[1,2]	36,590,000	6,638
Macquarie Infrastructure Co. LLC	339,100	3,442
		3,208,619

MATERIALS — 3.12%
China Steel Corp.[1]	529,467,784	395,877
Akzo Nobel NV1	6,638,000	275,746
ArcelorMittal[1]	9,335,000	241,411
Koninklijke DSM NV1	6,091,000	169,201
POSCO[1]	469,360	128,780
Ambuja Cements Ltd.[1,2]	98,960,919	123,624
Israel Chemicals Ltd.[1]	12,100,907	120,643
RPM International, Inc.[2]	7,900,000	112,180
Weyerhaeuser Co.	2,500,000	95,550
BlueScope Steel Ltd.[1]	30,093,898	88,342
Packaging Corp. of America	5,000,000	84,150
Fletcher Building Ltd.[1]	21,176,596	71,098
Rautaruukki Oyj[1]	4,146,029	67,739
Dow Chemical Co.	2,200,000	58,674
Stora Enso Oyj, Class R1	6,000,000	56,176
Norsk Hydro ASA[1]	11,470,000	48,251
Worthington Industries, Inc.	3,639,800	43,932
UPM-Kymmene Oyj[1]	3,100,000	43,844
Norske Skogindustrier ASA[1,3]	9,439,285	32,502
PaperlinX Ltd.[1]	28,447,000	26,632
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	22,251
Boral Ltd.[1]	6,309,389	18,971
Lafarge Malayan Cement Bhd.[1]	22,590,530	18,280
Marshalls PLC[1]	4,755,000	7,505
Hung Hing Printing Group Ltd.[1]	29,024,000	3,616
		2,354,975

CONSUMER DISCRETIONARY — 3.11%
Daimler AG1	11,285,887	389,037
OPAP (Greek Organization of Football Prognostics) SA1	15,242,040	333,407
Carnival Corp., units	8,903,400	226,146
Genuine Parts Co.	5,350,000	210,522
Esprit Holdings Ltd.[1]	32,978,100	185,138
Industria de Diseno Textil, SA1	4,670,088	157,504
Renault SA1	5,063,000	155,204
McDonald’s Corp.	1,500,000	86,895
Kingfisher PLC[1]	42,961,000	79,207
Greene King PLC[1,2]	8,722,210	45,240
British Sky Broadcasting Group PLC[1]	6,849,000	41,918
William Hill PLC[1]	13,037,970	40,413
DSG International PLC[1]	74,823,761	39,266
Yue Yuen Industrial (Holdings) Ltd.[1]	18,043,500	35,731
Macquarie Communications Infrastructure Group[1,2]	27,867,700	29,860
Macquarie Communications Infrastructure Group[1,2,4]	4,539,041	4,864
General Motors Corp.	6,000,000	34,680
Television Broadcasts Ltd.[1]	10,170,000	28,066
Shangri-La Asia Ltd.[1]	18,320,000	25,624
Schibsted ASA[1]	1,907,400	22,623
Ekornes ASA[1,2]	1,980,425	20,600
Intercontinental Hotels Group PLC[1]	2,412,352	20,536
Li & Fung Ltd.[1]	9,530,000	19,163
Halfords Group PLC[1]	5,100,000	18,312
Kesa Electricals PLC[1]	13,430,200	17,264
Bijou Brigitte modische Accessoires AG1	182,900	17,200
Samson Holding Ltd.[1,3]	109,290,000	13,232
Aristocrat Leisure Ltd.[1]	3,791,027	9,625
Headlam Group PLC[1]	2,595,683	8,925
KangwonLand Inc.[1]	839,760	8,369
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	8,288
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	2,325,000	6,985
Carpetright PLC[1]	465,000	3,400
Entercom Communications Corp., Class A	1,260,000	869
Idearc Inc.	988,500	376
		2,344,489

INFORMATION TECHNOLOGY — 2.81%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	372,530,832	547,780
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	93,522
Intel Corp.	16,200,000	259,200
Automatic Data Processing, Inc.	5,080,000	177,546
Microsoft Corp.	7,496,800	167,403
Delta Electronics, Inc.[1]	63,557,069	146,722
Paychex, Inc.	5,000,000	142,700
Xilinx, Inc.	6,400,000	117,888
Canon, Inc.[1]	3,280,000	113,157
Maxim Integrated Products, Inc.	7,000,000	95,200
Siliconware Precision Industries Co., Ltd.[1]	80,140,300	86,953
Redecard SA, ordinary nominative	7,159,700	79,611
Halma PLC[1]	14,922,844	39,533
Acer Inc.[1]	23,573,866	31,217
Rotork PLC[1]	530,000	6,356
Renishaw PLC[1]	655,000	5,613
Oakton Ltd.[1,2]	4,617,960	5,507
Lite-On Technology Corp.[1]	13,465	9
		2,115,917

MISCELLANEOUS — 4.95%
Other common stocks in initial period of acquisition		$3,733,506

Total common stocks (cost: $62,740,558,000)		48,470,676

Preferred stocks — 0.87%

FINANCIALS — 0.75%
Bank of America Corp., Series K, 8.00% noncumulative[5]	82,750,000	62,047
Bank of America Corp., Series E, 0% depositary shares	1,936,800	19,671
Bank of America Corp., Series M, 8.125% noncumulative[5]	23,500,000	18,240
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	70,656
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[5]	110,175,000	51,747
JPMorgan Chase & Co., Series I, 7.90%[5]	62,500,000	50,783
PNC Preferred Funding Trust I 6.517%[5,6]	58,200,000	41,069
SMFG Preferred Capital USD 1 Ltd. 6.078%[5,6]	54,435,000	37,696
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	40,329,000	28,269
Barclays Bank PLC 7.434%[5,6]	39,055,000	24,692
Société Générale 5.922%[5,6]	38,675,000	22,666
Public Storage, Inc., Series F, 6.45%	1,000,000	16,750
AXA SA, Series B, 6.379%[5,6]	28,500,000	14,491
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	4,375
Fannie Mae, Series O, 7.00%[5,6]	874,555	2,651
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	2,000
Fannie Mae, Series E, 5.10%	608,441	1,844
Fannie Mae, Series L, 5.125%	570,000	1,482
QBE Capital Funding II LP 6.797%[5,6]	28,900,000	12,298
Standard Chartered PLC 6.409%[1,5,6]	22,100,000	11,122
XL Capital Ltd., Series E, 6.50%[5]	11,555,000	3,239
BNP Paribas 7.195%[5,6]	16,500,000	10,560
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	14,520,000	9,481
ILFC E-Capital Trust II 6.25%[5,6]	15,000,000	4,861
ILFC E-Capital Trust I 5.90% 2065[5,6]	11,450,000	3,852
RBS Capital Trust IV 4.562% noncumulative trust[5]	18,490,000	8,339
Freddie Mac, Series V, 5.57%	3,485,635	3,390
Freddie Mac, Series Z, 8.375%	2,041,640	3,318
Freddie Mac, Series W, 5.66%	650,000	606
Freddie Mac, Series Y, 6.55%	350,250	361
Citigroup Inc., Series E, 8.40%[5]	10,000,000	6,963
HBOS PLC 6.657%[5,6]	10,950,000	4,807
Woori Bank 6.208% 2067[1,5,6]	9,000,000	4,495
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	7,500,000	3,059
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[5,6]	2,650,000	1,273
Lloyds TSB Group PLC 6.267%[5,6]	2,800,000	1,272
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	1,200
Washington Mutual Preferred Funding Trust IV 9.75%[1,5,6,7]	53,100,000	16
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[1,5,6,7]	13,100,000	4
		565,645

U.S. GOVERNMENT & GOVERNMENT AGENCY SECURITIES— 0.09%
CoBank, ACB, Series C, 11.00%[6]	1,120,000	56,736
US AgBank 6.11%[5,6]	13,000,000	7,918
		64,654

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	17,475

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		7,693

Total preferred stocks (cost: $1,277,087,000)		655,467

	Shares or
Convertible securities — 0.14%	principal amount

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010[1]	14,000,000	36,596

CONSUMER DISCRETIONARY — 0.05%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	4,383,600	31,693
General Motors Corp., Series B, 5.25% convertible preferred 2032	$17,500,000	4,515
		36,208

FINANCIALS — 0.03%
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	150,000	4,832
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[1,4]	450,000	15,219
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	2,053
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	3,860
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	76,628	100
		26,064

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		7,173

Total convertible securities (cost: $599,513,000)		106,041

	Principal amount
Bonds & notes — 26.59%	(000)

MORTGAGE-BACKED OBLIGATIONS[8] — 10.46%
Fannie Mae 4.89% 2012	$25,000	25,280
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	30,892
Fannie Mae 4.00% 2015	15,438	15,257
Fannie Mae 11.00% 2015	462	524
Fannie Mae 7.00% 2016	59	61
Fannie Mae 11.00% 2016	195	223
Fannie Mae 5.00% 2017	148	146
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	9,941	10,025
Fannie Mae 5.00% 2018	25,848	25,463
Fannie Mae 5.00% 2018	1,635	1,611
Fannie Mae 11.00% 2018	440	508
Fannie Mae 4.50% 2019	27,284	26,149
Fannie Mae 4.50% 2019	22,571	21,675
Fannie Mae 4.50% 2019	15,826	15,197
Fannie Mae 5.50% 2019	2,997	3,010
Fannie Mae 4.50% 2020	36,196	34,758
Fannie Mae 4.50% 2020	30,534	29,321
Fannie Mae 4.50% 2020	10,826	10,365
Fannie Mae 4.50% 2020	2,485	2,386
Fannie Mae 5.50% 2020	6,942	6,968
Fannie Mae 11.00% 2020	132	144
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	13,673
Fannie Mae 6.00% 2021	1,067	1,077
Fannie Mae 6.00% 2021	864	871
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	45,066	43,631
Fannie Mae 10.50% 2022	253	286
Fannie Mae 5.50% 2023	47,111	46,994
Fannie Mae 6.00% 2024	31,531	31,627
Fannie Mae 6.00% 2026	75,382	75,612
Fannie Mae 6.00% 2027	189,351	189,928
Fannie Mae 6.50% 2027	27,203	27,597
Fannie Mae 6.50% 2027	6,992	7,093
Fannie Mae 6.50% 2027	4,645	4,712
Fannie Mae 6.50% 2027	749	760
Fannie Mae 6.00% 2028	6,348	6,351
Fannie Mae 6.00% 2028	3,457	3,459
Fannie Mae 6.00% 2028	3,295	3,297
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	293	311
Fannie Mae 7.50% 2029	64	67
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,780	2,773
Fannie Mae 7.50% 2031	202	211
Fannie Mae 7.50% 2031	39	41
Fannie Mae 5.50% 2033	9,718	9,522
Fannie Mae 5.50% 2033	3,493	3,422
Fannie Mae 5.50% 2034	16,567	16,220
Fannie Mae 5.00% 2035	4,920	4,673
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	14,546	14,242
Fannie Mae 5.50% 2035	10,387	10,165
Fannie Mae 6.50% 2035	18,628	19,013
Fannie Mae 7.00% 2035	763	778
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	12,909	9,094
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,288	6,952
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,214	1,657
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,966	1,439
Fannie Mae, Series 2006-65, Class PF, 3.539% 2036[5]	13,465	12,696
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	25,711	25,209
Fannie Mae 6.00% 2036	69,238	69,279
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	66,890	65,583
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	58,915	57,822
Fannie Mae 6.00% 2036	50,883	50,914
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	44,544	45,005
Fannie Mae 6.00% 2036	44,913	44,940
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	39,632	38,925
Fannie Mae 6.00% 2036	29,417	29,434
Fannie Mae 6.00% 2036	19,913	19,925
Fannie Mae 6.00% 2036	19,645	19,656
Fannie Mae 6.00% 2036	15,332	15,341
Fannie Mae 6.00% 2036	4,384	4,387
Fannie Mae 7.50% 2036	2,696	2,766
Fannie Mae 4.50% 2037	11,949	10,887
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	78,121	76,739
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	58,950	58,725
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	17,811	17,227
Fannie Mae 5.50% 2037	7,236	7,075
Fannie Mae 5.50% 2037	4,452	4,352
Fannie Mae 5.50% 2037	4,130	4,038
Fannie Mae 5.50% 2037	3,869	3,782
Fannie Mae 5.50% 2037	1,864	1,822
Fannie Mae 5.50% 2037	1,313	1,284
Fannie Mae 5.678% 2037[5]	24,275	24,361
Fannie Mae 5.996% 2037[5]	3,566	3,591
Fannie Mae 6.00% 2037	21,857	21,863
Fannie Mae 6.00% 2037	20,439	20,445
Fannie Mae 6.00% 2037	19,762	19,520
Fannie Mae 6.00% 2037	13,939	13,943
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	8,938	8,836
Fannie Mae 6.00% 2037	4,395	4,341
Fannie Mae 6.471% 2037[5]	3,838	3,882
Fannie Mae 6.50% 2037[1]	65,811	65,318
Fannie Mae 6.50% 2037	43,124	43,262
Fannie Mae 6.50% 2037	38,074	38,625
Fannie Mae 6.50% 2037	37,578	38,133
Fannie Mae 6.50% 2037	27,107	27,193
Fannie Mae 6.50% 2037	22,783	23,112
Fannie Mae 6.50% 2037	21,896	21,966
Fannie Mae 6.50% 2037	17,553	17,609
Fannie Mae 6.50% 2037	15,963	16,014
Fannie Mae 6.50% 2037	15,267	15,488
Fannie Mae 6.50% 2037	8,463	8,586
Fannie Mae 6.50% 2037	5,873	5,892
Fannie Mae 6.50% 2037	4,359	4,373
Fannie Mae 6.50% 2037	3,984	4,042
Fannie Mae 6.50% 2037	2,881	2,923
Fannie Mae 6.50% 2037	2,653	2,692
Fannie Mae 6.50% 2037	2,370	2,404
Fannie Mae 6.50% 2037	1,598	1,603
Fannie Mae 6.723% 2037[5]	3,611	3,669
Fannie Mae 6.78% 2037[5]	2,804	2,844
Fannie Mae 7.00% 2037	59,872	61,046
Fannie Mae 7.00% 2037	28,160	28,713
Fannie Mae 7.00% 2037	13,026	13,282
Fannie Mae 7.00% 2037[1]	12,278	12,401
Fannie Mae 7.00% 2037	6,115	6,235
Fannie Mae 7.00% 2037	5,357	5,532
Fannie Mae 7.00% 2037	5,046	5,145
Fannie Mae 7.00% 2037	3,854	3,929
Fannie Mae 7.00% 2037	2,532	2,581
Fannie Mae 7.00% 2037	1,625	1,657
Fannie Mae 7.00% 2037	1,363	1,389
Fannie Mae 7.00% 2037	1,279	1,304
Fannie Mae 7.00% 2037	1,166	1,188
Fannie Mae 7.00% 2037	1,028	1,062
Fannie Mae 7.00% 2037	995	1,028
Fannie Mae 7.00% 2037	1,006	1,026
Fannie Mae 7.00% 2037	891	920
Fannie Mae 7.00% 2037	779	794
Fannie Mae 7.00% 2037	743	758
Fannie Mae 7.50% 2037	13,044	13,384
Fannie Mae 7.50% 2037	7,027	7,311
Fannie Mae 7.50% 2037	4,059	4,165
Fannie Mae 7.50% 2037[1]	3,161	3,209
Fannie Mae 7.50% 2037	2,422	2,486
Fannie Mae 7.50% 2037[1]	620	629
Fannie Mae 7.50% 2037	565	580
Fannie Mae 4.50% 2038	99,320	90,311
Fannie Mae 5.00% 2038	49,432	46,885
Fannie Mae 5.149% 2038[5]	19,913	19,170
Fannie Mae 5.376% 2038[5]	26,258	26,176
Fannie Mae 5.458% 2038[5]	38,599	38,555
Fannie Mae 5.482% 2038[5]	15,394	15,380
Fannie Mae 5.50% 2038	30,503	29,826
Fannie Mae 5.50% 2038	25,513	24,947
Fannie Mae 5.50% 2038	22,218	21,725
Fannie Mae 5.50% 2038	20,101	19,740
Fannie Mae 5.50% 2038	13,965	13,655
Fannie Mae 5.50% 2038	6,026	5,893
Fannie Mae 5.553% 2038[5]	2,994	2,931
Fannie Mae 6.50% 2038	38,639	38,763
Fannie Mae 6.50% 2038	35,131	35,244
Fannie Mae 6.50% 2038	33,334	33,441
Fannie Mae 6.50% 2038	29,825	30,256
Fannie Mae 6.50% 2038	4,653	4,668
Fannie Mae 6.50% 2038	3,151	3,161
Fannie Mae 6.50% 2038	2,045	2,052
Fannie Mae 6.50% 2038	1,612	1,617
Fannie Mae 6.50% 2038	1,461	1,466
Fannie Mae 7.00% 2038	13,919	14,192
Fannie Mae 7.00% 2038	6,167	6,288
Fannie Mae 7.00% 2038	2,029	2,096
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	383	401
Fannie Mae 7.00% 2047	5,606	5,663
Freddie Mac 6.00% 2017	325	329
Freddie Mac 4.50% 2018	4,714	4,529
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,178
Freddie Mac 5.50% 2019	9,496	9,517
Freddie Mac, Series 2642, Class BL, 3.50% 2023	10,052	9,021
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,110	4,513
Freddie Mac 4.50% 2023	50,006	47,574
Freddie Mac 5.00% 2023	47,973	46,862
Freddie Mac 5.50% 2023	25,000	24,899
Freddie Mac, Series 1617, Class PM, 6.50% 2023	3,830	3,886
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,153	4,082
Freddie Mac 6.00% 2026	28,434	28,521
Freddie Mac 6.00% 2026	27,671	27,756
Freddie Mac 5.50% 2027	49,126	48,086
Freddie Mac 6.00% 2027	22,150	22,217
Freddie Mac 6.50% 2027	26,245	26,626
Freddie Mac 6.50% 2027	23,316	23,653
Freddie Mac 5.50% 2028	71,369	70,108
Freddie Mac, Series 2153, Class GG, 6.00% 2029	7,373	7,258
Freddie Mac, Series 2122, Class QM, 6.25% 2029	13,863	13,801
Freddie Mac 6.50% 2032	3,804	3,887
Freddie Mac 7.50% 2032	1,736	1,822
Freddie Mac 4.50% 2033	9,883	9,005
Freddie Mac 4.50% 2035	9,624	8,760
Freddie Mac 4.50% 2035	837	762
Freddie Mac 5.00% 2035	6,253	5,806
Freddie Mac 5.00% 2035	6,118	5,681
Freddie Mac 5.00% 2035	4,626	4,296
Freddie Mac 5.00% 2035	4,612	4,283
Freddie Mac 5.00% 2035	3,013	2,798
Freddie Mac 5.00% 2035	1,727	1,604
Freddie Mac, Series 3061, Class PN, 5.50% 2035	22,342	22,389
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	22,377	17,609
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	13,699	10,087
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,944	4,820
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,870	4,700
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,208	4,233
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,310	2,557
Freddie Mac 4.50% 2036	8,217	7,479
Freddie Mac, Series 3156, Class NG, 6.00% 2036	53,381	54,007
Freddie Mac 7.00% 2036	6,322	6,417
Freddie Mac 5.441% 2037[5]	9,313	9,259
Freddie Mac 5.471% 2037[5]	31,341	31,635
Freddie Mac 5.50% 2037	46,684	44,738
Freddie Mac, Series 3286, Class JN, 5.50% 2037	36,565	34,965
Freddie Mac 5.50% 2037	25,859	25,234
Freddie Mac 5.726% 2037[5]	21,596	21,650
Freddie Mac 5.856% 2037[5]	6,303	6,328
Freddie Mac, Series 3271, Class OA, 6.00% 2037	35,842	36,438
Freddie Mac 6.00% 2037	658	657
Freddie Mac 6.055% 2037[5]	6,646	6,671
Freddie Mac 6.211% 2037[5]	13,545	13,760
Freddie Mac 6.267% 2037[5]	9,477	9,359
Freddie Mac 6.294% 2037[5]	32,631	32,913
Freddie Mac 6.50% 2037	36,621	36,748
Freddie Mac 6.50% 2037	19,469	19,537
Freddie Mac 7.00% 2037	6,733	6,833
Freddie Mac 4.50% 2038	98,795	89,741
Freddie Mac 4.50% 2038	496	450
Freddie Mac 5.00% 2038	96,980	91,877
Freddie Mac 5.00% 2038	26,925	25,508
Freddie Mac 5.00% 2038	20,000	18,948
Freddie Mac 5.00% 2038	17,362	16,448
Freddie Mac 5.00% 2038	16,526	15,657
Freddie Mac 5.00% 2038	16,525	15,656
Freddie Mac 5.00% 2038	15,851	15,017
Freddie Mac 5.00% 2038	13,426	12,719
Freddie Mac 5.00% 2038	7,144	6,768
Freddie Mac 5.00% 2038	5,246	4,970
Freddie Mac 5.00% 2038	3,447	3,265
Freddie Mac 5.00% 2038	2,952	2,797
Freddie Mac 5.00% 2038	2,701	2,558
Freddie Mac 5.00% 2038	1,593	1,509
Freddie Mac 5.00% 2038	83	79
Freddie Mac 5.054% 2038[5]	9,963	9,698
Freddie Mac 5.50% 2038	99,268	96,868
Freddie Mac 5.50% 2038	25,000	23,958
Freddie Mac 5.50% 2038	23,922	23,343
Freddie Mac 5.50% 2038	20,000	19,516
Freddie Mac 5.601% 2038[5]	13,896	13,881
Freddie Mac 5.938% 2038[5]	19,011	18,703
Freddie Mac 6.00% 2038	95,307	95,188
Freddie Mac 6.50% 2047	13,027	12,990
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	12,684	11,382
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	846	777
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	465	475
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	664	477
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,042	1,805
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.597% 2034[5]	6,348	5,079
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.701% 2034[5]	4,659	4,115
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.929% 2034[5]	9,899	8,875
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,476	2,337
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,815	7,608
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	42,591	43,401
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[6]	1,435	1,196
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[6]	66,897	40,138
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,862	3,646
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	17,789	13,985
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	4,802
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 3-A-1, 6.50% 2036	24,745	15,370
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	28,827	28,154
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	9,805
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	34,320
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	4,717
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	17,390	10,764
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[5]	14,535	12,405
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	752	748
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[5]	18,000	15,101
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	37,500	31,830
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	2,324	2,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.856% 2035[5,6]	5,050	4,407
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,683
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[5]	5,000	3,577
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,850
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,920	6,290
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	25,016
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[5]	14,840	11,666
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.28% 2043[5]	7,200	5,607
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.321% 2043[5]	16,830	11,627
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	15,000	12,168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	18,000	14,190
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	35,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	15,663
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	7,857	6,214
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	27,507	23,397
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	22,111	19,234
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	9,517	8,594
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	4,899	4,616
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,145	3,306
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	16,731	12,562
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,654	4,245
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,931	1,362
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	11,792	9,228
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	2,703
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	17,762	15,022
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	14,149	12,778
Countrywide Alternative Loan Trust, Series 2006-7CB, Class 1-A-13, 6.00% 2036	5,000	2,118
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	28,656
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,007	7,993
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.934% 2047[5]	70,979	39,372
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	19,558	18,777
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	102	95
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	27,126	23,994
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	36,538	30,266
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,412	816
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	113	78
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,086
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.784% 2035[5]	14,035	8,457
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.953% 2036[5]	4,609	2,636
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.242% 2036[5]	3,690	2,433
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	56,455	31,906
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	40,418	32,291
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	40,629	25,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[5]	10,204	6,885
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 3.639% 2036[5]	14,921	9,845
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.895% 2036[5]	12,254	8,195
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.898% 2036[5]	18,858	12,848
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[5]	44,561	26,886
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	48,331	27,280
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.888% 2037[5]	49,745	31,180
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.915% 2037[5]	22,270	13,062
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.994% 2047[5]	57,014	35,917
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	10,087	8,203
Government National Mortgage Assn. 6.00% 2035	4,417	4,418
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	12,345	9,434
Government National Mortgage Assn. 6.00% 2038	99,614	99,630
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[1]	20,440	20,727
Government National Mortgage Assn. 5.777% 2058[1]	14,250	14,803
Government National Mortgage Assn. 5.75% 2058[1]	269	275
Government National Mortage Assn. 5.998% 2058	5,750	5,854
Government National Mortgage Assn., Series 2003, 6.115% 2058[1,5]	1,424	1,456
Government National Mortgage Assn. 6.22% 2058[1]	3,102	3,227
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	15,812	14,302
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.847% 2033[5]	2,475	2,278
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.282% 2033[5]	2,341	2,089
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.542% 2034[5]	3,640	3,067
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.063% 2036[5]	4,540	3,396
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[5]	60,261	44,650
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.867% 2037[5]	63,336	38,689
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.867% 2037[5]	68,971	45,314
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.884% 2033[5]	4,890	4,398
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.048% 2034[5]	5,382	3,966
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.705% 2034[5]	3,477	2,394
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.085% 2034[5]	3,065	2,160
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	11,797	10,700
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.569% 2035[5]	30,690	19,032
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.201% 2037[5]	22,644	17,788
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.928% 2047[5]	39,731	26,123
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.089% 2047[5]	84,180	57,266
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	13,134
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[5]	35,800	21,857
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	46,699	41,298
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	42,693	28,371
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,195	6,421
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	13,262	12,116
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	45,667	37,654
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.207% 2035[5]	10,000	7,860
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.63% 2036[5]	11,979	9,458
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[5]	26,778	20,610
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[5]	16,323	14,347
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	4,985	4,238
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.562% 2035[5]	32,566	18,646
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	19,790	14,943
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.905% 2036[5]	10,989	6,262
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.971% 2036[5]	26,366	16,075
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.624% 2037[5]	26,457	17,167
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,579	19,626
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,765	8,577
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,516	8,366
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	24,765
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[5]	21,700	19,073
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.711% 2045[5]	4,955	4,167
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	29,231	27,999
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	20,519	19,752
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	691	539
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,523	1,234
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,523	5,916
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	7,729	6,578
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,078	6,123
MASTR Alternative Loan Trust, Series 2006-2, Class 2-A-3, 3.609% 2036[5]	16,580	8,886
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,538	6,453
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	15,000	11,796
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	18,744
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	30,000	24,055
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	14,105
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.966% 2033[5]	2,414	1,838
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.455% 2034[5]	4,619	2,972
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.954% 2034[5]	7,327	5,622
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.034% 2034[5]	6,093	4,701
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	32,024
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.743% 2035[5]	28,938	18,830
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.785% 2036[5]	4,631	3,155
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[5]	7,040	4,260
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[6]	32,500	30,879
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,6]	34,000	30,190
ChaseFlex Trust, Series 2007-3, Class 2-A1, 3.559% 2037[5]	40,044	23,452
ChaseFlex Trust, Series 2007-M1, Class 2-F4, 6.35% 2037[5]	59,288	36,661
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	38,742	38,335
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[5]	6,000	5,113
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[5]	17,000	14,940
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[6]	26,000	24,911
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[6]	13,620	12,164
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[6]	20,000	18,187
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,6]	3,380	2,935
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,6]	22,000	20,240
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,6]	17,320	15,047
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[6]	16,500	15,459
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[6]	2,000	1,767
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	26,601	20,087
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 3.659% 2036[5]	17,692	11,853
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037	43,221	18,984
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.783% 2036[5]	58,609	33,598
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.321% 2036[5]	26,188	17,176
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.876% 2037[5]	21,450	14,252
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	14,929	7,670
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	42,688	27,152
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	10,338	10,055
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[5]	24,000	21,181
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[5]	5,000	4,604
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.776% 2042[5]	20,105	13,168
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	2,749	2,758
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	21,650
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	12,241	11,873
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	12,494
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.379% 2046[5]	51,523	43,944
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	4,373	4,247
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	4,696
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	38,142	34,264
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.875% 2017[5,6]	12,598	11,666
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.84% 2018[5]	7,914	7,263
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.911% 2019[5,6]	12,482	11,684
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.907% 2033[5]	12,620	11,726
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[6]	27,000	22,785
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[6]	10,000	8,261
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,6]	15,000	10,724
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.111% 2036[5]	67,173	39,476
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	35,000	22,087
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	25,000	15,857
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	8,917	7,744
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	23,196	18,660
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	12,556	11,069
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	14,240	11,184
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[5]	23,138	15,818
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.613% 2037[5]	11,301	7,022
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	23,536	13,999
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	31,740	19,501
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.787% 2035[5]	16,828	10,846
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.894% 2036[5]	36,203	21,422
Bank of America 5.50% 2012[6]	30,000	29,762
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[5,6]	35,315	29,386
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.165% 2035[5]	17,182	14,648
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[5]	4,000	3,078
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.801% 2037[5]	20,000	11,245
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	6,013	5,805
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	23,157
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,297	7,740
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,156	942
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	29,986	19,825
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	27,832
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,534
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,656
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[5]	5,065	3,877
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	41,024	25,776
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	549	547
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,531	23,883
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[6]	7,750	8,036
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[6]	13,900	14,457
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[5]	35,447	21,684
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	25,000	18,966
Northern Rock PLC 5.625% 2017[6]	20,000	18,201
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,563	2,558
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,161
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[6]	15,000	15,831
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	15,059	13,439
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	13,250
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.298% 2036[5]	22,347	12,971
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 5.063% 2016[5,6]	8,000	7,718
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,236	5,164
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[6]	10,000	10,703
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	11,080	9,695
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,378	3,056
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.485% 2027[5,6]	1,320	1,318
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	5,928	5,268
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	4,735
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	4,474
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.429% 2037[5]	14,546	8,297
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[5]	12,192	8,000
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 4.363% 2018[5,6]	8,000	7,890
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,776
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	7,716
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,451	7,362
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	6,437	6,341
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	3,538	3,511
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,677
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.913% 2035[5]	7,472	5,552
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.788% 2046[5]	6,487	4,901
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,704	4,852
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,778	4,622
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	4,798	4,234
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.844% 2033[5]	3,574	3,546
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.478% 2036[5]	3,467	2,019
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[6]	1,894	1,915
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.193% 2034[5,6]	2,000	1,570
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.433% 2034[5]	313	261
		7,884,759

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.98%
U.S. Treasury 3.875% 2009	50,000	50,707
U.S. Treasury 6.00% 2009	150,000	155,361
U.S. Treasury 2.00% 2010	15,000	15,149
U.S. Treasury 5.75% 2010	20,000	21,544
U.S. Treasury 6.50% 2010	150,000	159,393
U.S. Treasury 5.00% 2011	45,000	49,219
U.S. Treasury 5.00% 2011	20,000	21,626
U.S. Treasury 4.875% 2012	10,000	10,992
U.S. Treasury 3.125% 2013	10,000	10,206
U.S. Treasury 2.00% 2014[1,9]	59,293	54,295
U.S. Treasury 11.75% 2014	50,000	55,074
U.S. Treasury 12.50% 2014	80,000	86,713
U.S. Treasury 13.25% 2014	80,000	84,950
U.S. Treasury Principal Strip 0% 2014	153,505	131,049
U.S. Treasury Principal Strip 0% 2014	108,250	91,438
U.S. Treasury Principal Strip 0% 2014	61,490	51,267
U.S. Treasury Principal Strip 0% 2014	25,000	20,577
U.S. Treasury Principal Strip 0% 2014	4,250	3,592
U.S. Treasury 9.875% 2015	10,000	13,713
U.S. Treasury 11.25% 2015	40,000	56,784
U.S. Treasury 7.50% 2016	250,000	303,223
U.S. Treasury 9.25% 2016	200,000	266,782
U.S. Treasury 4.625% 2017	30,000	31,518
U.S. Treasury 8.875% 2017	10,000	13,245
U.S. Treasury 3.875% 2018	35,000	34,948
U.S. Treasury Principal Strip 0% 2018	11,460	7,306
U.S. Treasury 6.50% 2026	26,000	31,334
U.S. Treasury Principal Strip 0% 2036	35,345	11,214
U.S. Treasury Principal Strip 0% 2037	381,343	116,489
U.S. Treasury Principal Strip 0% 2037	31,102	9,421
U.S. Treasury Principal Strip 0% 2038	36,333	10,820
Fannie Mae 7.125% 2010	195,000	206,926
Fannie Mae 5.00% 2011	100,000	103,889
Fannie Mae 6.00% 2011	120,000	127,189
Fannie Mae 5.25% 2012	100,000	97,960
Fannie Mae 6.125% 2012	65,000	69,985
Fannie Mae 3.625% 2013	10,000	9,829
Freddie Mac 5.75% 2009	50,000	50,585
Freddie Mac 6.625% 2009	20,000	20,623
Freddie Mac 7.00% 2010	20,000	21,047
Freddie Mac 5.875% 2011	100,000	103,083
Freddie Mac 4.50% 2014	20,000	20,138
Freddie Mac 5.00% 2018	11,200	9,929
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	30,000	31,032
Federal Agricultural Mortgage Corp. 5.50% 2011[6]	37,300	38,443
Federal Home Loan Bank 5.625% 2016	74,375	68,988
CoBank ACB 7.875% 2018[6]	18,660	16,605
CoBank ACB 3.419% 2022[5,6]	26,270	19,200
		2,995,400

ASSET-BACKED OBLIGATIONS[8] — 3.15%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	12,108	11,285
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	20,862
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,584
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 4.125% 2014[5]	30,000	23,146
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	48,572
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	25,608
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.59% 2013[5,6]	37,665	31,895
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[6]	86,620	71,028
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.61% 2015[5,6]	30,000	24,600
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	13,621	13,355
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	25,491	24,457
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	42,822
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,549
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	20,352
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[6]	413	401
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[6]	1,738	1,679
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[6]	3,088	2,878
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[6]	4,509	4,355
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[6]	7,006	6,778
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[6]	9,072	8,521
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[6]	14,357	13,983
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[6]	25,350	21,793
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[6]	15,000	11,208
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[6]	18,000	15,832
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[6]	21,032	19,149
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	8,454
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,326	11,766
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[5]	5,790	2,933
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	5,000	2,205
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[5]	20,000	10,879
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[5]	22,800	10,726
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	57,068	54,261
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 5.21% 2012[5]	10,000	8,913
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 4.96% 2013[5]	6,500	5,752
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	16,500	15,122
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	21,789
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 4.63% 2015[5]	25,000	20,274
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 6.81% 2016[5]	7,000	4,947
Discover Card Execution Note Trust, Series 2008-2, Class A, 5.56% 2012[5]	33,000	31,341
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	47,000	43,600
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	2,002	1,960
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,980	3,798
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	25,824	25,154
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	33,556
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[6]	15,856	15,564
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[6]	44,000	42,604
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[6]	30,000	29,822
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[6]	5,000	4,587
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[6]	25,000	23,707
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,692	2,688
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	1,392	1,394
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	32,312
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	19,123
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[5]	10,000	8,638
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[5]	56,706	46,737
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 4.57% 2012[5]	50,530	45,269
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 4.59% 2014[5]	5,750	4,526
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[5,6]	51,965	47,848
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,581	10,983
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.409% 2037[5]	80,000	36,200
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 3.479% 2036[1,5]	23,749	14,556
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 3.499% 2036[1,5]	17,545	10,753
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 3.409% 2037[5]	20,000	16,406
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A-3B, 3.459% 2037[5]	8,000	3,620
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	3,357	3,150
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	6,147	6,103
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	16,465	16,148
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	17,241
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	33,320
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,001
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	32,149	31,764
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	8,544
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,428
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 4.74% 2012[5]	15,000	12,691
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[6]	10,000	8,303
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 4.71% 2014[5]	3,249	2,818
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	2,732
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[6]	47,641	38,338
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[6]	37,360	30,956
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 3.509% 2036[5]	20,000	10,572
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	19,955
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 3.409% 2036[1,5]	15,000	9,750
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 3.409% 2036[5]	10,460	5,230
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 3.439% 2037[5]	29,130	13,181
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 3.499% 2035[5]	46,661	27,226
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.919% 2035[5]	20,000	14,961
Home Equity Asset Trust, Series 2006-8, Class 2-A-3, 3.419% 2037[5]	24,000	11,832
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 3.379% 2037[5]	9,000	7,928
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 3.419% 2036[5]	22,478	18,017
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[5]	23,000	16,068
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[5]	9,618	9,425
Chase Issuance Trust, Series 2007-A9, Class A, 4.59% 2014[5]	30,000	24,962
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 3.349% 2036[5]	12,658	10,714
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 3.319% 2037[5]	16,146	13,923
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	24,098
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	24,030
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 4.408% 2013[5]	29,000	23,200
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.08% 2032[5]	5,545	4,827
Structured Asset Securities Corp., Series 2005-S6, Class A2, 3.549% 2035[5]	9,702	5,791
Structured Asset Securities Corp., Series 2005-S7, Class A2, 3.559% 2035[5,6]	17,609	12,380
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	22,485
American Express Credit Account Master Trust, Series 2008-1, Class A, 5.01% 2013[5]	25,000	22,438
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	22,000	22,380
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.759% 2034[1,5]	10,480	7,626
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 3.409% 2036[5]	17,000	13,592
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.901% 2013[5]	17,000	14,514
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	6,678
BA Credit Card Trust, Series 2008-1, Class A-1, 5.14% 2013[5,6]	23,000	21,023
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.399% 2037[5]	10,000	5,489
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.409% 2037[5]	5,000	3,939
CWABS Asset-backed Certificates Trust, Series 2006-8, Class 2-A-3, 3.419% 2046[5]	15,000	11,250
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	20,039
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	20,000	10,196
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	20,000	9,810
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	47,980	11,315
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	30,918	7,973
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	18,292
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	18,031
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[6]	4,483	4,298
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[6]	13,560	12,799
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	16,728	16,272
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	18,000	16,096
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013[1]	6,711	6,719
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[1]	9,000	8,552
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	14,981
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 3.549% 2035[5]	5,000	3,311
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 3.419% 2037[5]	25,000	11,313
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 4.88% 2034[5]	20,369	14,495
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[6]	15,000	13,896
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 5.56% 2013[5]	15,000	13,798
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[6]	15,150	13,492
Argent Securities Trust, Series 2006-W3, Class A-2C, 3.439% 2036[5]	21,500	13,050
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	4,489
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	4,961
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 3.359% 2036[5]	3,697	3,270
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	11,723
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	11,419
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 3.419% 2036[5]	17,155	10,702
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	8,266	6,158
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	4,300
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[5,6]	14,610	9,445
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	10,000	9,423
FFMLT Trust, Series 2006-FF4, Class A-2, 3.449% 2036[5]	10,316	9,106
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 4.82% 2013[5]	5,150	4,600
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.16% 2013[5]	5,000	4,230
Accredited Mortgage Loan Trust, Series 2007-1, Class A-3, 3.389% 2037[5]	15,000	8,438
NovaStar Mortgage Funding Trust, Series 2007-1, Class A-2C, 3.439% 2037[5]	17,000	8,152
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,528	7,502
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	4,130	4,249
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,643
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[5]	16,901	6,619
BNC Mortgage Loan Trust, Series 2006-2, Class A4, 3.419% 2036[5]	10,000	6,108
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[6]	6,241	5,101
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	5,055
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 4.71% 2037[5]	14,382	4,995
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[6]	5,725	4,958
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	4,545
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 3.489% 2037[5]	9,000	4,194
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,803	3,858
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.659% 2019[1,5,6]	4,593	3,720
SACO I Trust, Series 2006-12, Class I-A, 3.399% 2036[5]	12,828	2,392
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,379	2,359
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.059% 2034[5]	1,801	1,272
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.159% 2034[5]	1,424	709
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,969	1,851
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,214	1,205
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[5]	1,201	1,145
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.679% 2033[5]	130	84
		2,373,188

FINANCIALS — 2.97%
J.P. Morgan Chase & Co. 6.75% 2011	13,000	12,916
JPMorgan Chase & Co. 4.891% 2015[5]	45,000	44,737
JPMorgan Chase Bank NA 6.00% 2017	36,750	32,224
Bear Stearns Companies Inc. 7.25% 2018	10,000	9,430
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	21,070
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	15,000	10,498
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,584
Countrywide Home Loans, Inc., Series K, 5.625% 2009	9,149	8,857
BankAmerica Corp. 5.875% 2009	7,500	7,483
Countrywide Home Loans, Inc., Series H, 6.25% 2009	4,490	4,400
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,404
Bank of America Corp. 7.125% 2011	1,750	1,717
Countrywide Financial Corp., Series B, 5.80% 2012	75,740	70,491
Bank of America Corp. 5.30% 2017	23,295	19,660
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	36,000	32,479
Merrill Lynch & Co., Inc. 6.875% 2018	58,100	51,690
Monumental Global Funding 5.50% 2013[6]	36,350	34,498
Monumental Global Funding III 4.953% 2014[5,6]	24,860	16,697
Monumental Global Funding III 5.25% 2014[6]	24,000	21,771
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[5,6]	76,100	71,153
SLM Corp., Series A, 4.00% 2009	10,000	9,532
SLM Corp., Series A, 6.80% 2009[5]	10,000	8,347
SLM Corp., Series A, 4.50% 2010	21,000	16,442
SLM Corp., Series A, 5.40% 2011	20,000	14,177
SLM Corp., Series A, 5.375% 2013	26,594	16,979
SLM Corp., Series A, 5.05% 2014	5,885	3,319
SLM Corp., Series A, 5.00% 2015	4,115	2,319
Citigroup Inc. 4.125% 2010	11,000	10,572
Citigroup Inc. 4.625% 2010	10,000	9,630
Citigroup Inc. 6.50% 2013	29,250	27,756
Citigroup Inc. 6.125% 2017	4,775	4,112
Citigroup Capital XXI 8.30% 2077[5]	13,900	9,561
Simon Property Group, LP 3.75% 2009	3,000	2,963
Simon Property Group, LP 4.875% 2010	5,000	4,679
Simon Property Group, LP 4.875% 2010	2,500	2,290
Simon Property Group, LP 5.375% 2011	2,000	1,792
Simon Property Group, LP 5.60% 2011	14,750	13,116
Simon Property Group, LP 5.00% 2012	20,000	16,995
Simon Property Group, LP 5.75% 2012	15,650	13,510
Simon Property Group, LP 6.125% 2018	8,665	6,180
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,778
Developers Diversified Realty Corp. 4.625% 2010	13,250	11,661
Developers Diversified Realty Corp. 5.00% 2010	22,500	20,536
Developers Diversified Realty Corp. 5.375% 2012	16,010	11,978
Developers Diversified Realty Corp. 5.50% 2015	2,515	1,647
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,104
American Express Centurion Bank 5.55% 2012	20,000	16,749
American Express Co. 6.15% 2017	32,330	23,170
American Express Co. 8.15% 2038	2,500	1,963
American Express Co. 6.80% 2066[5]	18,835	10,499
CIT Group Inc. 2.925% 2009[5]	1,802	1,548
CIT Group Inc. 5.20% 2010	20,000	12,349
CIT Group Inc. 5.60% 2011	15,000	8,635
CIT Group Inc. 3.054% 2012[5]	23,920	12,711
CIT Group Inc. 7.75% 2012	3,002	1,642
CIT Group Inc. 5.40% 2013	4,915	2,594
CIT Group Inc. 5.125% 2014	2,715	1,365
CIT Group Inc. 5.65% 2017	11,773	5,632
CIT Group Inc. 5.80% 2036	6,835	2,787
CIT Group Inc. 6.10% 2067[5]	38,720	6,571
CNA Financial Corp. 6.60% 2008	4,000	3,983
CNA Financial Corp. 6.00% 2011	20,000	18,550
CNA Financial Corp. 5.85% 2014	42,000	31,324
UniCredito Italiano SpA 5.584% 2017[5,6]	32,900	29,685
UniCredito Italiano SpA 6.00% 2017[6]	20,800	16,057
HVB Funding Trust I 8.741% 2031[6]	2,305	1,106
UniCredito Italiano Capital Trust II 9.20% (undated)[5,6]	10,000	6,803
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[6]	6,000	5,988
Prudential Financial, Inc., Series D, 5.10% 2011	9,785	8,679
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	7,730
Prudential Financial, Inc., Series B, 4.75% 2014	8,873	6,884
Prudential Holdings, LLC, Series C, 8.695% 2023[6,8]	15,000	12,951
Prudential Financial, Inc. 8.875% 2068[5]	20,000	11,060
International Lease Finance Corp. 6.375% 2009	15,000	13,670
International Lease Finance Corp. 5.00% 2010	4,560	3,384
International Lease Finance Corp. 5.00% 2012	10,000	6,415
International Lease Finance Corp., Series R, 5.40% 2012	4,000	2,619
American General Finance Corp., Series J, 6.50% 2017	16,750	5,912
American General Finance Corp., Series J, 6.90% 2017	28,800	10,435
American International Group, Inc., Series G, 5.85% 2018	4,100	1,490
American International Group, Inc. 8.25% 2018[6]	10,000	4,124
American International Group, Inc. 8.175% 2058[5,6]	9,075	1,451
American International Group, Inc., Series A-1, 6.25% 2087[5]	2,500	337
Liberty Mutual Group Inc. 5.75% 2014[6]	10,000	8,596
Liberty Mutual Group Inc. 6.50% 2035[6]	11,200	7,141
Liberty Mutual Group Inc. 7.50% 2036[6]	38,050	23,957
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	6,720	3,319
Liberty Mutual Group Inc., Series C, 10.75% 2088[5,6]	11,330	5,956
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[6]	31,500	29,872
Westfield Group 5.40% 2012[6]	5,000	4,362
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	14,900	11,946
Westfield Group 5.70% 2016[6]	1,695	1,260
Goldman Sachs Group, Inc. 6.25% 2017	8,000	6,696
Goldman Sachs Group, Inc. 6.15% 2018	45,000	37,341
Plum Creek Timberlands, LP 5.875% 2015	51,000	43,063
ERP Operating LP 4.75% 2009	6,360	6,258
ERP Operating LP 6.95% 2011	11,200	10,540
ERP Operating LP 5.50% 2012	2,500	2,115
ERP Operating LP 6.625% 2012	8,000	7,278
ERP Operating LP 6.584% 2015	11,080	9,450
ERP Operating LP 5.75% 2017	6,770	4,620
Capital One Financial Corp. 5.70% 2011	15,000	13,209
Capital One Financial Corp. 4.80% 2012	2,750	2,319
Capital One Bank 6.50% 2013	13,477	11,442
Capital One Capital III 7.686% 2036[5]	25,625	12,213
Wells Fargo Bank, National Assn. 4.75% 2015	40,360	35,571
Charles Schwab Corp., Series A, 6.375% 2017	26,750	23,960
Schwab Capital Trust I 7.50% 2037[5]	15,200	10,576
Hospitality Properties Trust 6.85% 2012	3,600	3,339
Hospitality Properties Trust 6.75% 2013	18,925	16,821
Hospitality Properties Trust 5.125% 2015	5,175	3,788
Hospitality Properties Trust 6.30% 2016	1,150	848
Hospitality Properties Trust 6.70% 2018	12,800	9,389
ProLogis 5.25% 2010	32,000	20,880
ProLogis 5.75% 2016	3,920	2,078
ProLogis 6.625% 2018	17,430	10,047
New York Life Global Funding 4.625% 2010[6]	5,000	4,966
New York Life Global Funding 5.25% 2012[6]	25,000	23,915
New York Life Global Funding 4.65% 2013[6]	4,000	3,753
Lincoln National Corp. 5.65% 2012	10,500	9,938
Lincoln National Corp. 7.00% 2066[5]	45,510	21,414
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	3,815
Hartford Life Insurance Co. 4.853% 2012[5]	2,500	1,983
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,172
Hartford Financial Services Group, Inc. 6.30% 2018	1,750	1,249
Glen Meadow Pass-Through Trust 6.505% 2067[5,6]	27,500	17,222
Hartford Financial Services Group, Inc. 8.125% 2068[5]	11,250	5,622
Sovereign Bancorp, Inc. 3.44% 2010[5]	4,150	3,757
Independence Community Bank 3.75% 2014[5]	4,000	3,078
Sovereign Bancorp, Inc. 8.75% 2018[1]	26,500	22,583
ACE INA Holdings Inc. 5.875% 2014	7,500	6,888
ACE INA Holdings Inc. 5.70% 2017	3,825	3,106
ACE INA Holdings Inc. 5.80% 2018	11,000	8,847
ACE Capital Trust II 9.70% 2030	12,210	9,667
SunTrust Banks, Inc. 6.00% 2017	5,640	4,683
SunTrust Banks, Inc. 7.25% 2018	28,100	23,560
Genworth Financial, Inc. 4.75% 2009	13,795	11,403
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	13,024
Genworth Financial, Inc. 6.15% 2066[5]	15,130	3,541
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[7]	3,215	434
Lehman Brothers Holdings Inc., Series H, 2.877% 2009[5,7]	8,335	1,021
Lehman Brothers Holdings Inc., Series I, 2.951% 2010[5,7]	10,000	1,225
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[7]	1,090	147
Lehman Brothers Holdings Inc. 7.875% 2010[7]	235	32
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[5,7]	13,805	1,691
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[7]	60,920	8,224
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[7]	79,960	10,795
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[7]	3,660	494
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[7]	14,465	1,953
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5,7]	10,000	5
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	24,670
Santander Issuances, SA Unipersonal 3.564% 2016[5,6]	7,600	6,921
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	19,100	17,392
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	14,500	13,116
Allstate Corp., Series B, 6.125% 2067[5]	20,000	11,195
Société Générale 5.75% 2016[6]	31,625	24,043
Household Finance Corp. 4.125% 2008	6,000	5,963
HSBC Holdings PLC 6.50% 2037	22,350	17,672
iStar Financial, Inc. 3.369% 2009[5]	1,050	600
iStar Financial, Inc. 5.375% 2010	14,536	7,052
iStar Financial, Inc. 6.00% 2010	15,467	6,885
iStar Financial, Inc., Series B, 5.125% 2011	12,820	5,387
iStar Financial, Inc. 6.50% 2013	950	361
Metropolitan Life Global Funding I, 5.125% 2013[6]	4,305	3,852
MetLife, Inc. 5.50% 2014	1,000	881
MetLife, Inc. 5.00% 2015	2,500	2,085
MetLife Capital Trust X 9.25% 2068[5,6]	21,500	13,405
Wachovia Bank NA 4.80% 2014	22,972	19,308
PNC Bank NA 6.875% 2018	5,200	4,802
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	9,300	6,461
PNC Financial Services Group, Inc., Series K, 8.25% (undated)[5]	9,002	7,430
Berkshire Hathaway Finance Corp. 4.60% 2013[6]	12,000	11,618
Berkshire Hathaway Finance Corp. 5.00% 2013[6]	5,125	4,885
Ford Motor Credit Co. 7.875% 2010	10,000	6,721
Ford Motor Credit Co. 7.375% 2011	15,000	9,338
Resona Bank, Ltd. 5.85% (undated)[5,6]	25,000	15,819
Lazard Group LLC 7.125% 2015	19,325	15,219
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	26,685	15,044
General Motors Acceptance Corp. 6.875% 2011	10,000	5,860
General Motors Acceptance Corp. 7.25% 2011	14,805	9,115
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	4,500	3,014
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	22,000	11,896
Brandywine Operating Partnership, LP 5.75% 2012	15,030	12,045
Brandywine Operating Partnership, LP 5.40% 2014	3,955	2,717
HBOS PLC 6.75% 2018[6]	17,350	13,026
HBOS PLC 6.00% 2033[6]	625	342
HBOS PLC 5.375% (undated)[5,6]	2,615	1,302
Northern Trust Corp. 5.50% 2013	5,450	5,395
Northern Trust Co. 5.85% 2017[6]	10,150	9,187
Principal Life Global Funding I 4.40% 2010[6]	10,000	9,697
Principal Life Insurance Co. 6.25% 2012[6]	5,000	4,885
Zions Bancorporation 5.50% 2015	10,000	6,695
Zions Bancorporation 6.00% 2015	11,585	7,758
Fifth Third Capital Trust IV 6.50% 2067[5]	33,000	13,736
Standard Chartered Bank 6.40% 2017[6]	18,200	13,130
ORIX Corp. 5.48% 2011	14,250	12,590
State Street Capital Trust IV 3.819% 2077[5]	18,750	12,058
Nationwide Financial Services, Inc. 6.75% 2067[5]	20,500	11,035
Kimco Realty Corp. 6.00% 2012	4,062	3,376
Kimco Realty Corp., Series C, 5.783% 2016	5,450	3,896
Kimco Realty Corp. 5.70% 2017	2,000	1,429
Capmark Financial Group Inc. 5.875% 2012	9,138	2,285
Capmark Financial Group Inc. 6.30% 2017	26,751	5,939
Chubb Corp. 6.375% 2067[5]	12,500	7,994
XL Capital Ltd. 5.25% 2014	10,000	6,649
Twin Reefs Asset Trust (XLFA), Series B, 5.294% 2079[5,6]	5,500	557
KeyBank NA 5.50% 2012	7,200	6,114
TuranAlem Finance BV 8.00% 2014	5,515	2,013
TuranAlem Finance BV, Series 8, 8.25% 2037	9,485	3,841
Morgan Stanley, Series F, 6.625% 2018	7,000	5,833
Boston Properties LP 6.25% 2013	6,500	5,711
Principal Life Insurance Co. 5.30% 2013	5,000	4,592
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	4,519
Jackson National Life Global 5.375% 2013[6]	5,000	4,452
Northern Rock PLC 5.60% (undated)[5,6]	5,095	1,962
Northern Rock PLC 6.594% (undated)[5,6]	5,635	2,169
ING Security Life Institutional Funding 4.943% 2010[5,6]	4,000	4,020
Catlin Insurance Ltd. 7.249% (undated)[5,6]	13,000	3,225
TIAA Global Markets 4.95% 2013[6]	3,225	3,026
Assurant, Inc. 5.625% 2014	2,765	2,522
Barclays Bank PLC 6.05% 2017[6]	2,510	1,896
Korea Development Bank 5.30% 2013[1]	1,965	1,747
Rouse Co. 7.20% 2012	3,700	1,295
North Front Pass Through Trust 5.81% 2024[5,6]	1,165	1,084
Federal Realty Investment Trust 8.75% 2009	1,000	1,010
Washington Mutual Bank, FA, Series 11, 6.875% 2011[7]	15,460	155
Washington Mutual Bank, FA 5.50% 2013	9,644	96
Washington Mutual, Inc. 5.95% 2013[7]	5,850	58
Washington Mutual Bank, FA, Series 16, 5.125% 2015[7]	45,331	453
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,5,6,7]	51,500	15
Washington Mutual Preferred Funding Trust III 6.895% (undated)[1,5,6,7]	8,700	3
Downey Financial Corp. 6.50% 2014	2,565	196
Shinhan Bank 6.819% 2036[5]	300	145
		2,238,928

ENERGY — 1.00%
Enterprise Products Operating LP, Series B, 4.625% 2009	18,395	17,610
Enterprise Products Operating LP 4.95% 2010	25,650	24,412
Enterprise Products Operating LP 7.50% 2011	29,555	29,229
Enterprise Products Operating LP, Series B 6.375% 2013	7,400	6,740
Enterprise Products Partners LP 5.60% 2014	18,100	15,187
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,518
Enterprise Products Operating LLC 6.50% 2019	8,500	6,898
Enterprise Products Operating LP 6.875% 2033	10,000	7,181
Kinder Morgan Energy Partners LP 6.75% 2011	9,642	9,302
Kinder Morgan Energy Partners LP 5.85% 2012	20,907	18,969
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	16,681
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	32,407
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	10,203
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	11,029
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[6]	12,000	11,701
Williams Companies, Inc. 5.883% 2010[5,6]	5,000	4,919
Williams Companies, Inc. 6.375% 2010[6]	12,000	10,685
Williams Companies, Inc. 7.125% 2011	10,000	9,005
Williams Companies, Inc. 8.125% 2012	16,300	14,914
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	7,770
Williams Companies, Inc. 7.875% 2021	39,000	32,235
Rockies Express Pipeline LLC 5.10% 2009[5,6]	33,950	33,974
Rockies Express Pipeline LLC 6.25% 2013[6]	45,485	43,703
TransCanada PipeLines Ltd. 6.50% 2018	29,900	25,173
TransCanada PipeLines Ltd. 6.35% 2067[5]	45,750	31,805
Devon Financing Corp., ULC 6.875% 2011	50,960	50,645
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,113
Enbridge Energy Partners, LP, Series B, 6.50% 2018	42,000	35,040
Enbridge Energy Partners, LP 8.05% 2067[5]	17,355	10,618
Enbridge Inc. 5.80% 2014	33,500	29,338
Enbridge Inc. 4.90% 2015	11,310	9,077
Enbridge Inc. 5.60% 2017	10,190	8,198
Gaz Capital SA 6.51% 2022[6]	67,365	39,240
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6,8]	1,765	1,743
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[8]	278	275
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6,8]	27,650	24,168
Marathon Oil Corp. 6.00% 2017	14,500	11,569
Marathon Oil Corp. 5.90% 2018	10,000	7,770
Pemex Finance Ltd. 8.875% 2010[8]	7,456	7,857
Pemex Project Funding Master Trust 5.75% 2018[6]	12,750	10,009
Sunoco, Inc. 6.75% 2011	7,500	7,930
Sunoco, Inc. 4.875% 2014	9,250	7,250
Canadian Natural Resources Ltd. 5.70% 2017[1]	13,500	10,908
Duke Capital Corp. 7.50% 2009	10,000	10,017
Transocean Inc. 5.25% 2013	9,500	8,659
Transocean Inc. 6.00% 2018	600	514
Gulfstream Natural Gas 5.56% 2015[6]	10,000	8,308
Southern Natural Gas Co. 5.90% 2017[6]	7,460	5,791
El Paso Natural Gas Co. 5.95% 2017	2,000	1,557
Phillips Petroleum Co. 8.75% 2010	6,000	6,252
Energy Transfer Partners, LP 5.95% 2015	5,930	4,952
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	3,981
Husky Energy Inc. 6.20% 2017	2,500	2,018
Husky Energy Inc. 6.80% 2037	1,000	683
		760,730

CONSUMER DISCRETIONARY — 0.98%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	17,856
Comcast Corp. 5.45% 2010	9,500	9,126
Comcast Cable Communications, Inc. 6.75% 2011	37,140	36,501
Comcast Cable Communications, Inc. 7.125% 2013	16,450	15,664
Tele-Communications, Inc. 7.875% 2013	10,000	9,739
Comcast Corp. 5.85% 2015	31,000	26,633
Comcast Corp. 6.30% 2017	10,000	8,656
Comcast Corp. 5.70% 2018	20,875	17,279
Comcast Corp. 6.40% 2038	11,810	9,058
Time Warner Inc. 3.034% 2009[5]	18,000	16,925
Time Warner Inc. 5.50% 2011	10,000	8,850
AOL Time Warner Inc. 6.75% 2011	5,000	4,655
AOL Time Warner Inc. 6.875% 2012	13,000	11,690
Time Warner Companies, Inc. 9.125% 2013	10,000	9,614
Time Warner Inc. 5.875% 2016	46,600	37,352
Time Warner Companies, Inc. 7.25% 2017	2,500	2,118
AOL Time Warner Inc. 7.625% 2031	5,000	4,007
Time Warner Inc. 6.50% 2036	17,300	12,328
Marriott International, Inc., Series J, 5.625% 2013	49,250	36,878
Marriott International, Inc., Series I, 6.375% 2017	16,750	11,555
Federated Department Stores, Inc. 6.30% 2009	5,000	4,861
Federated Retail Holdings, Inc. 5.35% 2012	6,896	5,198
Macy’s Retail Holdings, Inc. 7.875% 2015	10,560	7,957
Federated Retail Holdings, Inc. 5.90% 2016	46,234	27,968
Target Corp. 5.125% 2013	18,400	16,832
Target Corp. 6.00% 2018	35,000	28,990
Thomson Corp. 6.20% 2012	14,000	13,189
Thomson Reuters Corp. 5.95% 2013	17,620	16,001
Thomson Reuters Corp. 6.50% 2018	11,780	9,921
J.C. Penney Co., Inc. 8.00% 2010	32,939	31,344
J.C. Penney Co., Inc. 9.00% 2012	8,480	7,642
Walt Disney Co. 4.705% 2010[5]	5,000	4,840
Walt Disney Co. 5.70% 2011	4,000	4,022
Walt Disney Co. 4.70% 2012	25,000	23,931
Walt Disney Co. 5.625% 2016	6,000	5,553
News America Holdings Inc. 9.25% 2013	5,200	5,274
News America Inc. 5.30% 2014	5,000	4,369
News America Holdings Inc. 8.00% 2016	2,000	1,909
News America Inc. 7.25% 2018	4,250	3,672
News America Holdings Inc. 8.25% 2018	10,000	8,841
News America Inc. 6.65% 2037	12,600	10,008
Viacom Inc. 5.75% 2011	13,500	12,084
Viacom Inc. 6.25% 2016	26,000	20,995
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	2,785
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	8,838
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,550	2,845
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,450	13,433
McGraw-Hill Companies, Inc. 5.90% 2017	28,000	22,044
Gap, Inc. 10.05% 2008[5]	19,460	19,411
Cox Communications, Inc. 4.625% 2010	7,666	7,350
Cox Communications, Inc. 7.125% 2012	7,335	7,011
Cox Communications, Inc. 4.625% 2013	5,495	4,656
Time Warner Cable Inc. 5.40% 2012	8,000	7,177
Time Warner Cable Inc. 6.20% 2013	6,000	5,479
Time Warner Cable Inc. 6.75% 2018	2,615	2,247
MDC Holdings, Inc. 5.375% 2014	15,000	14,106
Wyndham Worldwide Corp. 6.00% 2016	12,535	8,238
Ryland Group, Inc. 5.375% 2015	12,000	7,260
Kohl’s Corp. 6.30% 2011	1,200	1,148
Kohl’s Corp. 7.375% 2011	5,555	5,376
Home Depot, Inc. 2.944% 2009[5]	6,655	6,063
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,623
Harrah’s Operating Co., Inc. 5.50% 2010	3,225	1,697
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	1,650
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	1,625
Limited Brands, Inc. 6.90% 2017	5,400	3,314
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	59
		741,320

HEALTH CARE — 0.95%
UnitedHealth Group Inc. 4.125% 2009	20,165	20,058
UnitedHealth Group Inc. 3.384% 2010[5]	32,350	29,917
UnitedHealth Group Inc. 5.25% 2011	1,585	1,531
UnitedHealth Group Inc. 4.875% 2013	22,200	20,732
UnitedHealth Group Inc. 4.875% 2013	18,400	17,153
UnitedHealth Group Inc. 5.375% 2016	30,650	23,127
UnitedHealth Group 6.00% 2017	20,000	16,242
Cardinal Health, Inc. 6.75% 2011	100,250	96,899
Cardinal Health, Inc. 5.85% 2017	10,000	8,092
WellPoint, Inc. 5.00% 2011	37,000	36,503
WellPoint, Inc. 5.875% 2017	56,000	45,850
WellPoint, Inc. 6.375% 2037	11,000	7,891
Hospira, Inc. 4.95% 2009	48,950	48,565
Hospira, Inc. 4.242% 2010[5]	7,120	6,935
Hospira, Inc. 5.55% 2012	20,000	18,179
Hospira, Inc. 5.90% 2014	5,860	5,240
Hospira, Inc. 6.05% 2017	4,315	3,630
Schering-Plough Corp. 6.00% 2017	70,000	61,597
Coventry Health Care, Inc. 5.875% 2012	9,000	7,292
Coventry Health Care, Inc. 6.30% 2014	8,750	6,162
Coventry Health Care, Inc. 6.125% 2015	6,500	4,460
Coventry Health Care, Inc. 5.95% 2017	53,280	34,426
AstraZeneca PLC 5.40% 2012	38,000	37,423
AstraZeneca PLC 5.40% 2014	9,000	8,556
Biogen Idec Inc. 6.00% 2013	40,000	39,853
Humana Inc. 6.45% 2016	39,525	30,105
Humana Inc. 6.30% 2018	10,335	7,697
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	18,989
Abbott Laboratories 5.875% 2016	12,907	12,351
Aetna Inc. 5.75% 2011	12,500	11,745
Boston Scientific Corp. 6.00% 2011	11,875	10,688
Boston Scientific Corp. 6.40% 2016	1,000	830
Amgen Inc. 4.00% 2009	10,000	9,852
Universal Health Services, Inc. 7.125% 2016	6,820	6,523
		715,093

UTILITIES — 0.81%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,000	57,867
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	19,234
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	13,078
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	11,782
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,194
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	10,025	9,421
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	7,057
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	14,469
Scottish Power PLC 4.91% 2010	30,000	29,489
Scottish Power PLC 5.375% 2015	25,000	20,992
Cilcorp Inc. 8.70% 2009	17,025	18,089
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,675
Illinois Power Co. 6.125% 2017	15,000	12,205
Cilcorp Inc. 9.375% 2029	5,000	6,175
Consumers Energy Co., Series O, 5.00% 2012	5,200	4,800
Consumers Energy Co. First Mortgage Bonds 5.15% 2017[1]	11,500	9,327
Consumers Energy Co. 5.65% 2018	11,400	9,026
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	19,884
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,730
Ohio Power Co., Series J, 5.30% 2010	18,000	17,577
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,695
MidAmerican Energy Co. 5.125% 2013	1,500	1,392
MidAmerican Energy Co. 5.95% 2017	20,000	17,511
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	5,260
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	8,381
Exelon Corp. 4.45% 2010	10,000	9,476
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	3,745
Exelon Generation Co., LLC 6.95% 2011	17,600	16,719
PSEG Power LLC 3.75% 2009	10,000	9,833
PSEG Power LLC 7.75% 2011	15,000	14,806
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	4,126
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[6]	30,000	25,155
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	18,666
Jersey Central Power & Light Co. 5.625% 2016	3,550	2,944
Pennsylvania Electric Co. 6.05% 2017	3,000	2,499
National Grid PLC 6.30% 2016	28,225	23,747
Alabama Power Co., Series R, 4.70% 2010	1,750	1,740
Alabama Power Co., Series 2007-D, 4.85% 2012	21,500	20,205
Oncor Electric Delivery Co. 5.95% 2013[6]	23,500	21,562
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,726
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	5,788
Public Service Co. of Colorado 5.80% 2018	9,850	8,987
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	16,026
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	3,326
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,088
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	2,945
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,461
HKCG Finance Ltd. 6.25% 2018	14,000	12,129
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,539
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,508
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,435
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,199
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	953
		606,643

TELECOMMUNICATION SERVICES — 0.77%
SBC Communications Inc. 6.25% 2011	35,000	34,476
AT&T Wireless Services, Inc. 7.875% 2011	76,700	76,578
SBC Communications Inc. 5.875% 2012	10,000	9,601
AT&T Inc. 4.95% 2013	7,500	6,950
SBC Communications Inc. 5.10% 2014	4,250	3,716
AT&T Inc. 5.50% 2018	35,535	30,245
AT&T Inc. 5.60% 2018	1,420	1,214
AT&T Corp. 8.00% 2031[5]	17,000	15,726
AT&T Inc. 6.30% 2038	2,980	2,360
Verizon Global Funding Corp. 7.375% 2012	7,000	6,859
Verizon Communications Inc. 4.35% 2013	5,000	4,459
Verizon Communications Inc. 5.25% 2013	23,500	21,620
Verizon Communications Inc. 5.50% 2017	20,000	17,082
Verizon Communications Inc. 5.50% 2018	9,400	7,903
Verizon Communications Inc. 6.10% 2018	11,745	10,279
Verizon Communications Inc. 8.75% 2018[1]	10,000	10,235
Verizon Communications Inc. 8.95% 2039[1]	3,000	3,070
Telecom Italia Capital SA 4.00% 2010	10,880	9,807
Telecom Italia Capital SA, Series B, 5.25% 2013	50,200	38,143
Telecom Italia Capital SA 6.999% 2018	21,500	15,609
Telecom Italia Capital SA 7.20% 2036	11,370	7,531
Telecom Italia Capital SA 7.721% 2038	9,000	6,138
British Telecommunications PLC 8.625% 2010[5]	4,200	4,152
British Telecommunications PLC 5.15% 2013	50,000	45,961
British Telecommunications PLC 5.95% 2018	2,015	1,598
British Telecommunications PLC 9.125% 2030[5]	7,400	6,716
Sprint Capital Corp. 6.375% 2009	3,670	3,533
Nextel Communications, Inc., Series E, 6.875% 2013	27,007	15,403
Nextel Communications, Inc., Series F, 5.95% 2014	52,112	28,168
Nextel Communications, Inc., Series D, 7.375% 2015	2,240	1,233
Sprint Capital Corp. 8.75% 2032	110	72
PCCW-HKT Capital Ltd. 8.00% 2011[5,6]	22,450	20,511
PCCW-HKT Capital Ltd. 8.00% 2011[5]	1,800	1,645
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[6]	11,900	7,486
Vodafone Group PLC 5.625% 2017	21,450	17,537
Vodafone Group PLC 6.15% 2037	11,000	8,262
Singapore Telecommunications Ltd. 6.375% 2011	9,825	9,803
Singapore Telecommunications Ltd. 6.375% 2011[6]	3,490	3,482
Singapore Telecommunications Ltd. 7.375% 2031[6]	12,600	10,065
Koninklijke KPN NV 8.00% 2010	12,550	12,023
Koninklijke KPN NV 8.375% 2030	11,140	9,058
Telefónica Emisiones, SAU 5.984% 2011	20,000	19,108
France Télécom 7.75% 2011[5]	15,600	15,438
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	2,537
		583,392

INDUSTRIALS — 0.59%
Koninklijke Philips Electronics NV 4.625% 2013	55,450	50,283
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	8,500	7,140
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	4,792	3,451
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	9,514	7,135
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	2,000	1,165
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	13,551	10,570
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	14,772	13,516
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[8]	11,930	9,842
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	39,450	31,980
Caterpillar Inc. 4.50% 2009	17,785	17,696
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,218
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	2,961
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	3,989
Caterpillar Financial Services Corp., Series F, 4.90% 2013	7,000	6,399
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	1,733
Caterpillar Inc. 6.05% 2036	1,600	1,275
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[6,8]	32,808	33,166
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[8]	41,770	30,108
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	3,302	2,477
CSX Corp. 5.75% 2013	15,000	13,523
CSX Corp. 6.25% 2015	15,000	12,841
Waste Management, Inc. 6.50% 2008	6,180	6,185
Waste Management, Inc. 7.375% 2010	20,000	19,109
Waste Management, Inc. 5.00% 2014	890	803
Raytheon Co. 4.85% 2011	16,000	15,538
Raytheon Co. 6.40% 2018	1,580	1,453
Raytheon Co. 6.75% 2018	2,420	2,309
Raytheon Co. 7.00% 2028	4,000	3,635
Canadian National Railway Co. 5.55% 2018	25,000	21,787
Tyco International Group SA 6.125% 2008	13,000	13,000
Tyco International Group SA 6.125% 2009	7,000	6,987
Atlas Copco AB 5.60% 2017[6]	17,290	15,538
John Deere Capital Corp. 4.875% 2009	6,000	6,000
John Deere Capital Corp. 5.10% 2013	1,700	1,589
John Deere Capital Corp., Series D, 5.50% 2017	5,350	4,593
John Deere Capital Corp., Series D, 5.75% 2018	3,000	2,505
Union Pacific Corp. 5.75% 2017	5,405	4,589
Union Pacific Corp. 5.70% 2018	9,870	8,316
Northrop Grumman Systems Corp. 7.125% 2011	12,700	12,817
Hutchison Whampoa International Ltd. 6.50% 2013[6]	11,800	10,298
Lockheed Martin Corp. 4.121% 2013	2,000	1,856
Lockheed Martin Corp. 7.65% 2016	4,000	4,123
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	2,580
General Electric Capital Corp., Series A, 4.80% 2013	6,545	5,888
General Electric Co. 4.50% PINES 2035	1,905	1,420
BNSF Funding Trust I 6.613% 2055[5]	6,700	4,075
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	707	672
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	1,052	1,001
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	3,330	2,006
		446,140

INFORMATION TECHNOLOGY — 0.32%
Hewlett-Packard Co. 4.50% 2013	20,000	18,622
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	53,480	50,535
Electronic Data Systems Corp. 7.45% 2029	5,000	4,132
National Semiconductor Corp. 6.15% 2012	42,620	40,996
National Semiconductor Corp. 6.60% 2017	28,000	24,096
KLA-Tencor Corp. 6.90% 2018	36,875	29,768
Jabil Circuit, Inc. 5.875% 2010	19,185	17,386
Jabil Circuit, Inc. 8.25% 2018	15,500	11,858
Western Union Co. 2.957% 2008[5]	20,000	19,995
Cisco Systems, Inc. 5.25% 2011	14,000	14,019
Sabre Holdings Corp. 8.35% 2016	10,000	4,350
Motorola, Inc. 7.625% 2010	1,590	1,392
		237,149

CONSUMER STAPLES — 0.26%
Kroger Co. 5.00% 2013	11,250	10,154
Kroger Co. 6.40% 2017	48,135	41,949
CVS Caremark Corp. 3.111% 2010[5]	5,000	4,520
CVS Corp. 7.77% 2012[6,8]	2,049	2,011
CVS Corp. 6.117% 2013[6,8]	1,725	1,594
CVS Corp. 5.789% 2026[6,8]	13,167	9,750
CVS Corp. 6.036% 2028[6,8]	4,789	3,799
CVS Caremark Corp. 6.943% 2030[1,6,8]	29,566	22,174
Safeway Inc. 6.35% 2017	30,000	25,976
Wal-Mart Stores, Inc. 4.25% 2013	6,000	5,837
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[8]	16,000	18,447
Delhaize Group 6.50% 2017	28,410	23,101
Tyson Foods, Inc. 7.35% 2016[5]	17,000	12,677
Walgreen Co. 4.875% 2013	10,000	9,780
Tesco PLC 5.50% 2017[6]	9,000	6,983
		198,752

MATERIALS — 0.25%
Rohm and Haas Co. 5.60% 2013	23,970	22,946
Rohm and Haas Co. 6.00% 2017	18,900	16,417
UPM-Kymmene Corp. 5.625% 2014[6]	31,400	22,941
Stora Enso Oyj 6.404% 2016[6]	27,505	21,238
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	3,967
E.I. du Pont de Nemours and Co. 5.00% 2013	12,410	11,913
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,322
ArcelorMittal 5.375% 2013[6]	20,000	16,357
Dow Chemical Co. 5.75% 2008	10,500	10,490
Dow Chemical Co. 5.70% 2018	4,750	3,946
International Paper Co. 7.40% 2014	14,500	12,196
International Paper Co. 7.95% 2018	2,000	1,622
Lafarge 6.15% 2011	11,735	11,124
Lafarge 6.50% 2016	3,250	2,672
Weyerhaeuser Co. 6.75% 2012	9,000	7,751
Weyerhaeuser Co. 7.375% 2032	3,000	2,063
Arbermarle Corp. 5.10% 2015	7,000	5,910
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	11,255	5,291
ICI Wilmington, Inc. 4.375% 2008	4,000	3,999
ICI Wilmington, Inc. 5.625% 2013	500	503
Alcan Inc. 6.45% 2011	1,000	973
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	249
		185,890

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.07%
Russian Federation 7.50% 2030[8]	46,354	39,633
Corporación Andina de Fomento 6.875% 2012	10,000	9,594
		49,227

MUNICIPALS — 0.03%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,130	11,556
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	8,414	7,412
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,638	2,582
		21,550

Total bonds & notes (cost: $23,130,359,000)		20,038,161

Short-term securities — 8.34%

Freddie Mac 1.25%–2.73% due 11/4/2008–4/16/2009	1,519,480	1,514,909
Federal Home Loan Bank 1.25%–3.31% due 11/4/2008–3/17/2009	1,196,900	1,190,930
U.S. Treasury Bills 1.25%–2.1145% due 11/6/2008–2/12/2009	975,900	975,228
Fannie Mae 2.08%–2.60% due 11/5/2008–2/17/2009	702,639	700,908
Pfizer Inc 1.85%–2.22% due 11/6/2008–2/2/2009[6]	242,968	242,279
Wal-Mart Stores Inc. 2.10%–2.11% due 12/16–12/22/2008[6]	206,700	206,148
Merck & Co. Inc. 1.75%–1.80% due 12/10/2008	150,000	149,706
Honeywell International Inc. 2.04%–2.05% due 11/18–11/24/2008[6]	120,000	119,779
Johnson & Johnson 2.00%–2.04% due 11/3–11/4/2008[6]	102,585	102,562
Park Avenue Receivables Co., LLC 2.65% due 11/21/2008[6]	100,000	99,845
Private Export Funding Corp. 2.20%–2.23% due 11/13–12/18/2008[6]	95,709	95,397
United Parcel Service Inc. 2.00%–2.05% due 11/3–12/9/2008[6]	93,350	93,204
E.I. duPont de Nemours and Co. 2.00%–2.20% due 11/7/2008–1/21/2009[6]	75,000	74,796
Bank of America Corp. 3.28% due 12/17/2008	50,000	49,786
Enterprise Funding Corp. 3.00% due 12/4/2008[6]	15,000	14,957
Coca-Cola Co. 2.12% due 11/14/2008[6]	55,500	55,442
IBM International Group Capital LLC 2.30% due 11/3/2008[6]	55,000	54,989
Procter & Gamble International Funding S.C.A. 2.15% due 11/19/2008[6]	54,700	54,604
International Bank for Reconstruction and Development 2.39% due 1/27/2009	51,300	51,044
American Express Credit Corp. 3.00% due 11/14/2008	50,000	49,948
Concentrate Manufacturing Co. of Ireland 1.75% due 11/24/2008[6]	50,000	49,942
Federal Farm Credit Banks 2.12% due 2/12/2009	50,000	49,689
AT&T Inc. 2.23% due 11/13/2008[6]	45,500	45,456
NetJetsInc. 2.03% due 11/7/2008[6]	42,000	41,983
Chevron Funding Corp. 1.60% due 12/9/2008	40,000	39,931
Walt Disney Co. 1.50% due 12/8/2008	37,700	37,640
General Dynamics Corp. 1.75%–2.30% due 12/2/2008–1/16/2009[6]	32,900	32,717
Paccar Financial Corp. 2.20% due 11/13/2008	29,175	29,147
Yale University 2.50% due 11/13/2008	25,000	24,976
Target Corp. 1.75% due 12/10/2008	22,270	22,227
Brown-Forman Corp. 2.55% due 12/10/2008[6]	18,000	17,949

Total short-term securities (cost: $6,285,824,000)		6,288,118

Total investment securities (cost: $94,033,341,000)		75,558,463
Other assets less liabilities		(185,670)

Net assets		$75,372,793

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $26,678,103,000, which represented 35.39% of the net assets of the fund.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%
noncumulative convertible preferred	1/17/2008	$7,500	$15,219	.02%
Macquarie Communications Infrastructure Group	4/23/2007–12/21/2007	22,856	4,864	.01
Total restricted securities		$30,356	$20,083	.03%

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,819,235,000, which represented 5.07% of the net assets of the fund.

[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-1208O-S15857

Summary investment portfolio, October 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Utilities	9.40%
Telecommunication Services	8.79
Financials	8.71
Energy	7.20
Consumer Staples	6.84
Convertible securities & preferred stocks	1.01
Bonds & notes	26.59
Other industries	23.37
Short-term securities & other assets less liabilities	8.09
[end pie chart]

Country diversification (percent of net assets)

United States	51.7%
Euro zone (*)	16.9
United Kingdom	4.9
Switzerland	2.2
Taiwan	2.2
Australia	2.2
Hong Kong	2.0
Canada	1.3
South Africa	1.3
Singapore	1.0
Japan	1.0
Other countries	5.2
Short-term securities & other assets less liabilities	8.1
Total	100.0%

(*)Countries using euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, and Spain.

Common stocks - 64.31%	Shares	Value (000)	Percent of net assets

Utilities - 9.40%
E.ON AG (1)	34,428,000	$1,311,787	1.74%
Exelon Corp.	15,121,500	820,190	1.09
GDF Suez (1)	13,836,228	615,058	.82
RWE AG (1)	6,117,000	507,703	.67
PPL Corp.	12,405,000	407,132	.54
Dominion Resources, Inc.	11,022,980	399,914	.53
Electricité de France SA (1)	6,611,000	395,460	.52
Veolia Environnement (1)	14,048,777	344,317	.46
Other securities		2,285,509	3.03
		7,087,070	9.40

Telecommunication services - 8.79%
Verizon Communications Inc.	61,582,500	1,827,153	2.43
AT&T Inc.	39,776,205	1,064,809	1.41
France Télécom SA (1)	34,483,000	868,698	1.15
Koninklijke KPN NV (1)	42,920,120	602,902	.80
Belgacom SA (1)	12,889,800	440,286	.58
Telekomunikacja Polska SA (1)	45,654,800	345,456	.46
Other securities		1,473,917	1.96
		6,623,221	8.79

Financials - 8.71%
HSBC Holdings PLC (United Kingdom) (1)	37,893,402	459,112
HSBC Holdings PLC (Hong Kong) (1)	36,762,513	445,738	1.20
Banco Santander, SA (1)	40,175,750	433,829	.58
Hang Seng Bank Ltd. (1)	25,791,100	319,729	.42
BNP Paribas SA (1)	4,260,270	308,738	.41
Fannie Mae	15,865,000	15,072	.02
Freddie Mac	8,800,000	8,800	.01
Other securities		4,573,537	6.07
		6,564,555	8.71

Energy - 7.20%
Chevron Corp.	13,065,000	974,649	1.29
Sasol Ltd. (1)	27,936,931	842,429	1.12
Eni SpA (1)	33,337,866	793,050
Eni SpA (ADR)	912,492	43,845	1.11
ConocoPhillips	10,232,970	532,319	.71
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	436,881
Royal Dutch Shell PLC, Class A (1)	3,055,000	84,041	.69
Husky Energy Inc.	12,630,000	380,973	.50
Other securities		1,341,826	1.78
		5,430,013	7.20

Consumer staples - 6.84%
Philip Morris International Inc.	18,632,100	809,937	1.07
PepsiCo, Inc.	10,980,000	625,970	.83
Diageo PLC (1)	28,448,000	437,384	.58
Kellogg Co.	8,024,000	404,570	.54
Coca-Cola Co.	8,500,000	374,510	.50
Procter & Gamble Co.	5,560,000	358,842	.48
Nestlé SA (1)	8,500,000	331,068	.44
Other securities		1,808,999	2.40
		5,151,280	6.84

Health care - 5.12%
Roche Holding AG (1)	4,316,000	660,120	.88
Merck & Co., Inc.	21,291,100	658,959	.87
Bayer AG, non-registered shares (1)	7,622,000	417,618	.56
Bristol-Myers Squibb Co.	19,950,000	409,972	.54
Pfizer Inc	22,905,000	405,648	.54
Johnson & Johnson	6,500,000	398,710	.53
Novartis AG (1)	6,465,000	326,802	.43
Other securities		579,202	.77
		3,857,031	5.12

Industrials - 4.26%
General Electric Co.	33,985,000	663,047	.88
United Technologies Corp.	6,355,000	349,271	.46
Siemens AG (1)	5,164,000	308,437	.41
Other securities		1,887,864	2.51
		3,208,619	4.26

Materials - 3.12%
China Steel Corp. (1)	529,467,784	395,877	.53
Other securities		1,959,098	2.59
		2,354,975	3.12

Consumer discretionary - 3.11%
Daimler AG (1)	11,285,887	389,037	.52
OPAP (Greek Organization of Football Prognostics) SA (1)	15,242,040	333,407	.44
Other securities		1,622,045	2.15
		2,344,489	3.11

Information technology - 2.81%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	372,530,832	547,780
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	93,522	.85
Other securities		1,474,615	1.96
		2,115,917	2.81

Miscellaneous - 4.95%
Other common stocks in initial period of acquisition		3,733,506	4.95

Total common stocks (cost: $62,740,558,000)		48,470,676	64.31

Preferred stocks - 0.87%

Financials - 0.75%
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	4,375
Fannie Mae, Series O, 7.00% (2) (3)	874,555	2,651
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	2,000
Fannie Mae, Series E, 5.10%	608,441	1,844
Fannie Mae, Series L, 5.125%	570,000	1,482	.02
Freddie Mac, Series V, 5.57%	3,485,635	3,390
Freddie Mac, Series Z, 8.375%	2,041,640	3,318
Freddie Mac, Series W, 5.66%	650,000	606
Freddie Mac, Series Y, 6.55%	350,250	361	.01
Other securities		545,618	.72
		565,645	.75

Other - 0.11%
Other securities		82,129	.11

Miscellaneous - 0.01%
Other preferred stocks in initial period of acquisition		7,693	.01

Total preferred stocks (cost: $1,277,087,000)		655,467	.87

Convertible securities - 0.14%

Financials - 0.03%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	3,860
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	2,053	.01
Other securities		20,151	.02
		26,064	.03

Other - 0.10%
Other securities		72,804	.10

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		7,173	.01

Total convertible securities (cost: $599,513,000)		106,041	.14

Bonds & notes - 26.59%	Principal amount (000)

Mortgage-backed obligations (4) - 10.46%
Fannie Mae 0%-11.00% 2012-2047 (1) (2)	$2,718,288	2,688,110	3.57
Freddie Mac 0%-7.50% 2017-2047 (2)	1,637,338	1,583,255	2.10
Other securities		3,613,394	4.79
		7,884,759	10.46

Bonds & notes of U.S. government & government agencies - 3.98%
U.S. Treasury 0%-13.25% 2009-2038 (1) (5)	2,179,078	1,979,949	2.63
Fannie Mae 3.625%-7.125% 2010-2013	590,000	615,778	.82
Freddie Mac 4.50%-7.00% 2009-2018	221,200	225,405	.30
Federal Home Loan Bank 5.625% 2016	74,375	68,988	.09
Other securities		105,280	.14
		2,995,400	3.98

Financials - 2.97%
HSBC Holdings PLC 6.50% 2037	22,350	17,672
Household Finance Corp. 4.125% 2008	6,000	5,963	.03
Other securities		2,215,293	2.94
		2,238,928	2.97

Utilities - 0.81%
Exelon Generation Co., LLC 6.95% 2011	17,600	16,719
Exelon Corp. 4.45% 2010	10,000	9,476
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.04% 2011	4,000	3,745	.04
Other securities		576,703	.77
		606,643	.81

Telecommunication services - 0.77%
AT&T Wireless Services, Inc. 7.875% 2011	76,700	76,578
SBC Communications Inc. 5.10%-6.25% 2011-2014	49,250	47,793
AT&T Inc. 4.95%-6.30% 2013-2038	47,435	40,769
AT&T Corp. 8.00% 2031 (2)	17,000	15,726	.24
Verizon Communications Inc. 4.35%-8.95% 2013-2039 (1)	82,645	74,648
Verizon Global Funding Corp. 7.375% 2012	7,000	6,859	.11
France Télécom 7.75% 2011 (2)	15,600	15,438	.02
Other securities		305,581	.40
		583,392	.77

Other - 7.60%
Other securities		5,729,039	7.60

Total bonds & notes (cost: $23,130,359,000)		20,038,161	26.59

Short-term securities - 8.34%

Freddie Mac 1.25%-2.73% due 11/4/2008-4/16/2009	1,519,480	1,514,909	2.01
Federal Home Loan Bank 1.25%-3.31% due 11/4/2008-3/17/2009	1,196,900	1,190,930	1.58
U.S. Treasury Bills 1.25%-2.1145% due 11/6/2008-2/12/2009	975,900	975,228	1.29
Fannie Mae 2.08%-2.60% due 11/5/2008-2/17/2009	702,639	700,908	.93
Merck & Co. Inc. 1.75%-1.80% due 12/10/2008	150,000	149,706	.20
AT&T Inc. 2.23% due 11/13/2008 (3)	45,500	45,456	.06
Chevron Funding Corp. 1.60% due 12/9/2008	40,000	39,931	.05
Other securities		1,671,050	2.22

Total short-term securities (cost: $6,285,824,000)		6,288,118	8.34

Total investment securities (cost: $94,033,341,000)		75,558,463	100.25
Other assets less liabilities		(185,670)	(.25)

Net assets		$75,372,793	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended October 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/08 (000)

Embarq Corp.	7,597,327	1,666,000	-	9,263,327	$24,355	$277,900
Macquarie Infrastructure Group (1)	142,568,021	-	8,969,647	133,598,374	25,803	174,869
SBM Offshore NV(1)	8,335,188	984,000	-	9,319,188	7,385	163,521
Macquarie Airports (1)	102,521,281	-	9,252,544	93,268,737	24,075	133,325
De La Rue PLC (1)	-	8,804,046	-	8,804,046	2,341	127,577
Ambuja Cements Ltd. (1)	67,900,919	31,060,000	-	98,960,919	4,743	123,624
RPM International, Inc.	6,900,000	1,000,000	-	7,900,000	5,703	112,180
S P Setia Bhd. (1) (6)	33,575,000	32,002,500	-	65,577,500	3,324	51,674
S P Setia Bhd. Group, rights, expire 2008	-	10,056,250	10,056,250	-	-	-
S P Setia Bhd., warrants, expire 2013	-	5,240,000	5,240,000	-	-	-
Singapore Post Private Ltd.(1)	107,025,000	-	-	107,025,000	4,782	51,116
Greene King PLC (1)	3,927,110	4,795,100	-	8,722,210	3,938	45,240
Macquarie Communications Infrastructure Group (1)	26,596,968	1,270,732	-	27,867,700	11,168	29,860
Macquarie Communications Infrastructure Group (1) (7)	4,332,067	206,974	-	4,539,041	1,777	4,864
BELIMO Holding AG (1)	29,774	12,476	-	42,250	1,591	29,234
Macquarie International Infrastructure Fund Ltd.(1)	83,170,000	-	-	83,170,000	5,043	22,016
Ekornes ASA (1)	1,830,425	150,000	-	1,980,425	2,475	20,600
Fortune Real Estate Investment Trust (1)	52,408,500	-	-	52,408,500	2,414	13,246
TICON Industrial Connection PCL (1)	41,951,000	-	-	41,951,000	1,429	9,742
Cambridge Industrial Trust (1)	51,975,000	-	1,684,000	50,291,000	1,527	8,384
Frasers Commercial Trust (1)	44,940,001	-	-	44,940,001	1,945	7,523
Fong's Industries Co. Ltd. (1)	36,590,000	-	-	36,590,000	798	6,638
Oakton Ltd.(1)	4,617,960	-	-	4,617,960	919	5,507
CapitaRetail China Trust (1) (6) (8)	23,007,000	7,830,000	-	30,837,000	45	-
Cityspring Infrastructure Trust (8)	29,250,000	-	29,250,000	-	630	-
Compass Minerals International, Inc. (8)	2,090,758	-	2,090,758	-	669	-
Fisher & Paykel Healthcare Corp. Ltd. (8)	33,221,000	-	33,221,000	-	1,379	-
Idearc Inc. (8)	7,339,714	600,000	6,951,214	988,500	5,233	-
iStar Financial, Inc. (8)	8,207,550	-	2,000,000	6,207,550	19,003	-
iStar Financial, Inc. 3.369% 2009 (2) (8)	-	$1,050,000	-	$1,050,000	92	-
iStar Financial, Inc. 5.375% 2010 (8)	$25,675,000	-	$11,139,000	$14,536,000	1,142	-
iStar Financial, Inc. 5.80% 2011 (8)	$7,600,000	-	$7,600,000	-	222	-
iStar Financial, Inc. 5.875% 2016 (8)	-	$600,000	$600,000	-	2	-
iStar Financial, Inc. 6.00% 2010 (8)	-	$15,919,000	$452,000	$15,467,000	689	-
iStar Financial, Inc. 6.50% 2013 (8)	-	$950,000	-	$950,000	53	-
iStar Financial, Inc., Series B, 4.875% 2009 (8)	$2,000,000	$353,000	$2,353,000	-	38	-
iStar Financial, Inc., Series B, 5.125% 2011 (8)	$10,000,000	$2,820,000	-	$12,820,000	695	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (8)	400,000	-	-	400,000	708	-
PaperlinX Ltd.(1) (8)	22,547,000	5,900,000	-	28,447,000	1,282	-
SP AusNet (1) (8)	135,553,825	-	73,502,387	62,051,438	13,982	-
UST Inc. (8)	8,178,000	364,000	4,164,000	4,378,000	21,051	-
VastNed Retail NV (1) (8)	845,106	-	311,500	533,606	4,362	-
					$208,812	$1,418,640

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors.
The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $26,678,103,000, which represented 35.39% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,819,235,000, which represented 5.07% of the net assets of the fund.

(4) Principal payments may be made periodically.
Therefore, the effective maturity date may be
earlier than the stated maturity date.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2007; it was not publicly disclosed.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23/2007-12/21/2007 at a cost of $22,856,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities", was $20,083,000, which represented .03% of the net assets of the fund.

(8) Unaffiliated issuer at 10/31/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at October 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $91,845,261)	$74,139,823
Affiliated issuers (cost: $2,188,080)	1,418,640	$75,558,463
Cash		8,351
Receivables for:
Sales of investments	326,242
Sales of fund's shares	91,791
Dividends and interest	356,753	774,786
		76,341,600
Liabilities:
Unrealized loss on forward currency contracts		2,336
Payables for:
Purchases of investments	338,226
Repurchases of fund's shares	135,511
Dividends on fund's shares	430,598
Investment advisory services	14,462
Services provided by affiliates	45,486
Directors' deferred compensation	1,231
Other	957	966,471
Net assets at October 31, 2008		$75,372,793

Net assets consist of:
Capital paid in on shares of capital stock		$94,146,538
Undistributed net investment income		637,559
Distributions in excess of net realized gain		(931,498)
Net unrealized depreciation		(18,479,806)
Net assets at October 31, 2008		$75,372,793

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 3,000,000 shares, $.01 par value (1,783,450 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$55,418,033	1,311,286	$42.26
Class B	3,710,657	87,801	42.26
Class C	8,608,624	203,695	42.26
Class F-1	3,700,590	87,562	42.26
Class F-2	105,508	2,497	42.26
Class 529-A	1,011,314	23,929	42.26
Class 529-B	131,174	3,104	42.26
Class 529-C	384,251	9,092	42.26
Class 529-E	47,605	1,127	42.26
Class 529-F-1	28,967	685	42.26
Class R-1	104,117	2,464	42.26
Class R-2	500,917	11,852	42.26
Class R-3	664,103	15,714	42.26
Class R-4	240,240	5,684	42.26
Class R-5	716,693	16,958	42.26

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $44.85 each.

See Notes to Financial Statements

Statement of operations
for the year ended October 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $231,440; also includes
$205,879 from affiliates)	$3,116,330
Interest (
includes
$2,933 from affiliates)	1,654,293	$4,770,623

Fees and expenses*:
Investment advisory services	257,291
Distribution services	381,376
Transfer agent services	66,990
Administrative services	31,469
Reports to shareholders	2,902
Registration statement and prospectus	2,700
Postage, stationery and supplies	5,701
Directors' compensation	268
Auditing and legal	339
Custodian	10,572
State and local taxes	782
Other	206
Total fees and expenses before reimbursements/waivers	760,596
Less reimbursements/waivers of fees and expenses:
Investment advisory services	25,729
Administrative services	9
Total fees and expenses after reimbursements/waivers		734,858
Net investment income		4,035,765

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain on:
Investments (including $61,662 net loss from affiliates)	61,060
Currency transactions	(41,823)	19,237
Net unrealized depreciation on:
Investments	(42,867,587)
Currency translations	(6,441)	(42,874,028)
Net realized gain and
unrealized depreciation
on investments and currency		(42,854,791)
Net decrease in net assets resulting
from operations		$(38,819,026)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended October 31
	2008	2007
Operations:
Net investment income	$4,035,765	$3,627,165
Net realized gain on investments
and currency transactions	19,237	4,211,870
Net unrealized (depreciation) appreciation on investments
and currency translations	(42,874,028)	10,210,577
Net (decrease) increase in net assets resulting from operations	(38,819,026)	18,049,612

Dividends and distributions paid or accrued to
shareholders
Dividends from net investment income	(4,584,311)	(3,246,425)
Distributions from net realized gain on investments	(4,042,060)	(1,558,658)
Total dividends and distributions paid or accrued to shareholders	(8,626,371)	(4,805,083)

Net capital share transactions	9,153,317	22,712,221

Total (decrease) increase in net assets	(38,292,080)	35,956,750

Net assets:
Beginning of year	113,664,873	77,708,123
End of year (including undistributed
net investment income: $637,559 and $1,004,770, respectively)	$75,372,793	$113,664,873

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – Capital Income Builder Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks to provide a growing dividend – with higher income distributions every quarter to the extent possible – together with a current yield exceeding that of U.S. stocks generally.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in securities issued by entities based in the United States may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended October 31, 2008, non-U.S. taxes paid on realized gains were $1,087,000. As of October 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2008, the fund reclassified $181,703,000 from distributions in excess of net realized gain to undistributed net investment income; and reclassified $368,000 from undistributed net investment income and $69,171,000 from distributions in excess of net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,236,173
Gross unrealized appreciation on investment securities	2,368,486
Gross unrealized depreciation on investment securities	(21,955,950)
Net unrealized depreciation on investment securities	(19,587,464)
Cost of investment securities	95,145,927

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended October 31, 2008			Year ended October 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$3,474,759	$2,964,774	$6,439,533	$2,517,806	$1,167,689	$3,685,495
Class B	199,198	208,829	408,027	145,067	87,766	232,833
Class C	456,121	478,117	934,238	299,015	174,576	473,591
Class F-1	252,058	216,992	469,050	164,956	72,083	237,039
Class F-2 *	649	-	649	-	-	-
Class 529-A	56,066	46,160	102,226	35,069	15,615	50,684
Class 529-B	6,162	6,376	12,538	4,019	2,460	6,479
Class 529-C	17,767	18,002	35,769	10,686	6,251	16,937
Class 529-E	2,554	2,273	4,827	1,638	810	2,448
Class 529-F-1	1,643	1,232	2,875	785	283	1,068
Class R-1	5,038	4,894	9,932	2,678	1,466	4,144
Class R-2	23,202	23,352	46,554	14,009	8,069	22,078
Class R-3	34,113	29,724	63,837	19,728	9,453	29,181
Class R-4	12,549	9,805	22,354	6,499	2,544	9,043
Class R-5	42,432	31,530	73,962	24,470	9,593	34,063
Total	$4,584,311	$4,042,060	$8,626,371	$3,246,425	$1,558,658	$4,805,083

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.112% on such assets in excess of $89 billion. The board of directors approved an amended agreement effective November 1, 2007, continuing the series of rates to include an additional annual rate of 0.110% on daily net assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. During the year ended October 31, 2008, total investment advisory services fees waived by CRMC were $25,729,000. As a result, the fee shown on the accompanying financial statements of $257,291,000, which was equivalent to an annualized rate of 0.247%, was reduced to $231,562,000, or 0.222% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended October 31, 2008, the total administrative services fees paid by CRMC were $9,000 for Class R-2.  Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended October 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$172,628	$62,598	Not applicable	Not applicable	Not applicable
Class B	52,425	4,392	Not applicable	Not applicable	Not applicable
Class C	122,011	Included in administrative services	$14,472	$1,737	Not applicable
Class F-1	13,968		5,151	532	Not applicable
Class F-2 *	Not applicable		19	3	Not applicable
Class 529-A	2,553		938	124	$ 1,260
Class 529-B	1,682		125	37	168
Class 529-C	4,859		361	85	487
Class 529-E	307		45	6	61
Class 529-F-1	-		26	3	36
Class R-1	1,356		110	45	Not applicable
Class R-2	4,757		915	1,853	Not applicable
Class R-3	4,122		1,152	461	Not applicable
Class R-4	708		365	23	Not applicable
Class R-5	Not applicable		850	19	Not applicable
Total	$381,376	$66,990	$24,529	$4,928	$2,012
* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $268,000, shown on the accompanying financial statements, includes $563,000 in current fees (either paid in cash or deferred) and a net decrease of $295,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2008
Class A	$13,528,465	233,084	$5,970,821	100,498	$(12,820,585)	(240,213)	$6,678,701	93,369
Class B	713,699	12,283	376,329	6,301	(924,293)	(17,147)	165,735	1,437
Class C	2,513,537	42,921	841,222	14,079	(2,615,364)	(48,785)	739,395	8,215
Class F-1	1,914,480	32,727	394,113	6,631	(2,119,450)	(39,577)	189,143	(219)
Class F-2†	130,148	2,693	197	4	(9,116)	(200)	121,229	2,497
Class 529-A	345,677	5,962	100,205	1,690	(124,472)	(2,293)	321,410	5,359
Class 529-B	32,438	561	12,299	206	(14,430)	(265)	30,307	502
Class 529-C	145,645	2,518	34,981	587	(70,505)	(1,286)	110,121	1,819
Class 529-E	15,484	268	4,736	80	(7,605)	(143)	12,615	205
Class 529-F-1	15,716	269	2,798	47	(5,945)	(111)	12,569	205
Class R-1	61,656	1,059	9,577	161	(37,646)	(694)	33,587	526
Class R-2	274,675	4,783	45,274	759	(173,016)	(3,120)	146,933	2,422
Class R-3	397,293	6,893	61,998	1,044	(229,469)	(4,134)	229,822	3,803
Class R-4	158,819	2,769	21,733	367	(76,366)	(1,383)	104,186	1,753
Class R-5	358,985	6,194	65,644	1,109	(167,065)	(3,159)	257,564	4,144
Total net increase
(decrease)	$20,606,717	354,984	$7,941,927	133,563	$(19,395,327)	(362,510)	$9,153,317	126,037

Year ended October 31, 2007
Class A	$18,195,620	287,520	$3,350,437	53,845	$(6,272,916)	(98,924)	$15,273,141	242,441
Class B	1,023,405	16,179	213,503	3,443	(439,089)	(6,921)	797,819	12,701
Class C	3,916,877	61,860	424,435	6,837	(1,081,324)	(17,036)	3,259,988	51,661
Class F-1	2,423,002	38,180	192,282	3,086	(752,326)	(11,805)	1,862,958	29,461
Class 529-A	383,267	6,062	49,207	790	(61,508)	(968)	370,966	5,884
Class 529-B	35,726	565	6,385	103	(7,072)	(111)	35,039	557
Class 529-C	157,306	2,486	16,561	267	(37,168)	(586)	136,699	2,167
Class 529-E	17,227	273	2,392	38	(3,660)	(58)	15,959	253
Class 529-F-1	16,687	262	1,007	16	(1,578)	(25)	16,116	253
Class R-1	62,299	985	3,945	64	(16,613)	(261)	49,631	788
Class R-2	282,232	4,460	21,428	345	(125,181)	(1,966)	178,479	2,839
Class R-3	387,004	6,107	28,141	452	(141,041)	(2,223)	274,104	4,336
Class R-4	156,665	2,470	8,547	137	(42,711)	(671)	122,501	1,936
Class R-5	350,102	5,507	28,573	458	(59,854)	(939)	318,821	5,026
Total net increase
(decrease)	$27,407,419	432,916	$4,346,843	69,881	$(9,042,041)	(142,494)	$22,712,221	360,303

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

6. Forward currency contracts

As of October 31, 2008, the fund had an open forward currency contract to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at October 31, 2008

	Receive	Deliver	Amount	Unrealized (depreciation)
Sales:

South African rand
expiring 11/26/2008	$19,350	ZAR 213,213	$21,686	($2,336)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $37,053,814,000 and $28,025,543,000, respectively, during the year ended October 31, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income (3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (4) (5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers	Ratio of expenses to average net assets after reimbursements /waivers (5)	Ratio of net income to average net assets (3) (5)
Class A:
Year ended 10/31/2008	$68.58	$2.31	$(23.58)	$(21.27)	$(2.65)	$(2.40)	$(5.05)	$42.26	(32.88)%	$55,418.58%		.55%	4.03%
Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524.58		.55	3.97
Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439.58		.55	3.82
Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303.59		.57	3.79
Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458.60		.59	3.65
Class B:
Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)	(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35	1.33	3.25
Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35	1.32	3.19
Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37	1.34	3.04
Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38	1.36	3.01
Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469	1.40	1.39	2.85
Class C:
Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)	(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40	1.38	3.21
Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39	1.37	3.16
Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41	1.38	2.99
Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44	1.42	2.94
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476	1.47	1.47	2.76
Class F-1:
Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)	(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701.62		.59	4.00
Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020.61		.58	3.95
Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494.62		.60	3.76
Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141.68		.65	3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161.72		.71	3.51
Class F-2:
Period from 8/1/2008 to 10/31/2008	54.90	.43	(12.53)	(12.10)	(.54)	-	(.54)	42.26	(22.13)	105.10		.10	.90
Class 529-A:
Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011.66		.63	3.97
Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273.65		.63	3.92
Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760.64		.61	3.77
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458.71		.68	3.70
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244.72		.71	3.53
Class 529-B:
Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)	(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47	1.44	3.15
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46	1.44	3.09
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49	1.46	2.93
Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55	1.53	2.85
Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55	1.60	1.60	2.66
Class 529-C:
Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46	1.44	3.16
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46	1.44	3.11
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47	1.45	2.94
Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54	1.52	2.86
Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113	1.59	1.58	2.67
Class 529-E:
Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)	(2.44)	(2.40)	(4.84)	42.26	(33.14)	48.95		.93	3.67
Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63.95		.93	3.61
Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40.96		.94	3.45
Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02	1.00	3.38
Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15	1.07	1.07	3.18

Class 529-F-1:
Year ended 10/31/2008	$68.58	$2.38	$(23.58)	$(21.20)	$(2.72)	$(2.40)	$(5.12)	$42.26	(32.79)%	$29.46%		.43%	4.20%
Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33.46		.43	4.17
Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14.46		.44	3.95
Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6.63		.60	3.78
Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3.82		.82	3.44
Class R-1:
Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)	(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38	1.36	3.26
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42	1.40	3.17
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44	1.41	2.96
Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50	1.46	2.91
Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11	1.53	1.50	2.74
Class R-2:
Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45	1.43	3.18
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45	1.41	3.14
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55	1.42	2.97
Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61	1.44	2.95
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129	1.75	1.47	2.78
Class R-3:
Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)	(2.43)	(2.40)	(4.83)	42.26	(33.14)	664.96		.94	3.67
Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817.97		.94	3.61
Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454.98		.96	3.42
Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00	.98	3.41
Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120	1.09	1.08	3.15
Class R-4:
Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	240.65		.63	3.99
Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270.67		.64	3.95
Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119.68		.66	3.68
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70.70		.68	3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15.74		.73	3.49
Class R-5:
Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)	(2.78)	(2.40)	(5.18)	42.26	(32.73)	717.36		.34	4.28
Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879.37		.35	4.22
Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467.38		.36	4.03
Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292.39		.37	4.00
Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194.41		.40	3.85

	Year ended October 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	30%	24%	26%	20%	24%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(4) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the years shown, CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Capital Income Builder, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary   investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Income Builder, Inc. (the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2008

Tax information
                                                                                                     unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2008:

Long-term capital gains	$4,103,547,000
Qualified dividend income	$3,198,557,000
Corporate dividends received deduction	$1,109,998,000
U.S. government income that may be exempt from state taxation	$196,842,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Capital Income Builder, Inc.

Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-05085 and 1933 Act No. 033-12967)

(a-1)
Articles of Incorporation - Articles of Amendment and Restatement effective 7/9/87 - previously filed (see Post-Effective ("P/E") Amendment No. 12 filed 12/30/97); Articles Supplementary effective 3/4/99 - previously filed (see P/E Amendment No. 25 filed 12/29/06); Articles Supplementary effective 1/13/00 - previously filed (see P/E Amendment No. 16 filed 3/13/00); Articles Supplementary effective 1/24/01 - previously filed (see P/E Amendment No. 18 filed 3/13/01); Articles Supplementary effective 1/18/02 - previously filed (see P/E Amendment No. 25 filed 12/29/06); Articles Supplementary effective 5/27/03 - previously filed (see P/E Amendment No. 22 filed 12/29/03); Articles Supplementary effective 3/31/05 - previously filed (see P/E Amendment No. 25 filed 12/29/06); Articles Supplementary effective 4/2/08 – previously filed (see P/E Amendment No. 27 filed 7/1/08); Articles Supplementary effective 5/23/08 – previously filed (see P/E Amendment No. 27 filed 7/1/08); Certificate of Correction effective 6/18/08 – previously filed (see P/E Amendment No. 27 filed 7/1/08)

(a-2)	Articles Supplementary effective 3/20/09

(b)	By-laws – By-laws as amended 6/6/07 – previously filed (see P/E Amendment No. 26 filed12/31/07)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate - previously filed (see P/E Amendment No. 18 filed 3/13/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 11/1/07 – previously filed (see P/E Amendment No. 26 filed 12/31/07)

(e-1)
Underwriting Contracts – Form of Selling Group Agreement - previously filed (see P/E Amendment No. 20 filed 5/14/02); Form of Banking Selling Group Agreement - previously filed (see P/E Amendment No. 20 filed 5/14/02); Form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only) - previously filed (see P/E Amendment No. 20 filed 5/14/02); Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 23 filed 12/30/04); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 25 filed 12/29/06); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 26 filed 12/31/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 26 filed 12/31/07); Form of Amended and Restated Principal Underwriting Agreement effective 7/30/08 – previously filed (see P/E Amendment No. 27 filed 7/1/08); Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 28 filed 12/31/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 28 filed 12/31/08); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 28 filed 12/31/08); Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 28 filed 12/31/08); Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 28 filed 12/31/08); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – previously filed (see P/E Amendment No. 28 filed 12/31/08)

(e-2)
Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09; Form of Amendment to Selling Group Agreement effective 5/1/09; Form of Amendment to Institutional Selling Group Agreement effective 5/1/09; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09; Form of Amendment to Class F Share Participation Agreement effective 5/1/09; and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/08 – previously filed (see P/E Amendment No. 26 filed 12/31/07)

(g)	Custodian Agreements – Form of Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 25 filed 12/29/06)

(h-1)
Other Material Contracts - Form of Amended Shareholder Services Agreement effective 4/1/03 - previously filed (see P/E Amendment No. 23 filed 12/30/04); Form of Indemnification Agreement - previously filed (see P/E Amendment No. 23 filed 12/30/04); Form of Amendment of Amended Shareholder Services Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 25 filed 12/29/06); Form of Amended and Restated Administrative Services Agreement effective 7/30/08 – previously filed (see P/E Amendment No. 27 filed 7/1/08); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 28 filed 12/31/08)

(h-2)	Form of Amended and Restated Administrative Services Agreement effective 5/1/09

(i-1)
Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 12 filed 12/30/97, P/E Amendment No. 16 filed 3/13/00, P/E Amendment No. 18 filed 3/13/01, P/E Amendment No. 19 filed 2/15/02, P/E Amendment No. 20 filed 5/14/02, and P/E Amendment No. 27 filed 7/1/08)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – None

(m)
Rule 12b-1 Plan – Form of Plan of Distribution for Class A dated 6/22/89 - previously filed (see P/E Amendment No. 12 filed 12/30/97); Form of Plan of Distribution for Class 529-A dated 2/1/02 – previously filed (see P/E Amendment No. 25 filed 12/29/06); Forms of Amended and Restated Plan of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3 and R-4 dated 10/1/05 – previously filed (see P/E Amendment No. 24 filed 12/29/05); and Forms of Amendment to Plan of Distribution – Classes F-1 and 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 27 filed 7/1/08)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan effective 5/1/09

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2008; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that:  (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe that the act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which directors who are parties may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 570 Porterville Road East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Krista M. Johnson	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Viriginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 31st day of March, 2009.
CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
(James B. Lovelace, Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 31, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Catherine M. Ward	Director
(Catherine M. Ward)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Directors:

	Joseph C. Berenato*	Director
	H. Frederick Christie*	Director
	Robert J. Denison*	Director
	Koichi Itoh*	Director
	Merit E. Janow*	Director
	Mary Myers Kauppila*	Chairman of the Board (Independent and Non-Executive)

	/s/ James B. Lovelace	Vice Chairman of the Board
(James B. Lovelace)

	Gail L. Neale*	Director
	Robert J. O'Neill*	Director
	Donald E. Petersen*	Director
	Stefanie Powers*	Director
	Steadman Upham*	Director

	/s/ Catherine M. Ward	Director
Catherine M. Ward

	Charles Wolf, Jr.*	Director

*By /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
(Michael J. Triessl)

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Carson, CA, this 8th day of August, 2008.
(City, State)

/s/ Joseph C. Berenato
Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Fe, NM, this 8th day of August, 2008.
(City, State)

/s/ Robert J. Denison
Robert J. Denison, Board member

POWER OF ATTORNEY

I, Koichi Itoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tokyo, Japan, this 14th day of August, 2008.
(City, State)

/s/ Koichi Itoh
Koichi Itoh, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 8th day of August, 2008.
(City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA, this 6th day of August, 2008.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Gail L. Neale, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Burlington, VT, this 7th day of August, 2008.
(City, State)

/s/ Gail L. Neale
Gail L. Neale, Board member

POWER OF ATTORNEY

I, Robert J. O’Neill, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rylstone NSW, Australia, this 21st day of August, 2008.
(City, State)

/s/ Robert J. O’Neill
Robert J. O’Neill, Board member

POWER OF ATTORNEY

I, Donald E. Petersen, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Birmingham, MI, this 7th day of August, 2008.
(City, State)

/s/ Donald E. Petersen
Donald E. Petersen, Board member

POWER OF ATTORNEY

I, Stefanie Powers, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 29th day of August, 2008.
(City, State)

/s/ Stefanie Powers
Stefanie Powers, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member

POWER OF ATTORNEY

I, Charles Wolf, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 7th day of August, 2008.
(City, State)

/s/ Charles Wolf, Jr.
Charles Wolf, Jr., Board member